As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Updated August 1, 2011

Item 1. Reports to Stockholders.

Annual Report

December 31, 2014

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Fund Expenses	5
Portfolio at a glance	6
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
1919 Maryland Tax-Free Income Fund
Fund Expenses	19
Portfolio at a glance	20
Schedule of Investments	21
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	29
1919 Socially Responsive Balanced Fund
Fund Expenses	36
Portfolio at a glance	37
Schedule of Investments	38
Statement of Assets and Liabilities	47
Statement of Operations	48
Statement of Changes in Net Assets	49
Financial Highlights	50
Notes	54
Report of Independent Registered Public Accounting Firm	68
Other Information	70
Approval of Investment Advisory Agreement	72
Trustee and Officer Information	74
Directory of Funds' Service Providers	Back Cover

1919 Funds 2014 Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

Overall market conditions were strong during the Fund's nine-month reporting period ended December 31, 2014. The broad market, as measured by the S&P 500 Index returned 11.67% and the S&P 500 Financial Index was even stronger returning 12.27%. The United States experienced a continued modest economic recovery along with employment gains and rising consumer confidence. [As a result, the 1919 Financial Services Fund's (the "Fund") bank holdings reported solid Commercial and Industrial (C&I) and consumer loan growth.

U.S. Treasury securities rallied and yields declined despite economic improvement. The lower interest rates contributed to strong performance in higher dividend yielding areas of real estate (notably REITs) and utilities both of which were up at least 20% for the year. Our significant underweight in REITs detracted from the overall portfolio performance.

For the twelve months ended December 31, 2014, Class A shares of the Fund, excluding sales charges, returned 6.07%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index, returned 13.69% and 15.20% respectively, for the same period. The Lipper Financial Services Fund Category Average(ii) returned 7.82% over the same time frame.

How did we respond to these changing market conditions?

The changes to the Fund's investments were stock specific rather than reacting to the overall market conditions. During the year, we added to our small and mid cap banks where the local economies continued to show pockets of strength. We also increased our exposure to high quality companies that have a history of annually increasing dividends.

What were the leading contributors to performance?

Our selection of specialty insurers was the overall leading contributor to performance. The top five best performing stocks in the Fund which helped overall performance were United Insurance Holdings Corp., Hudson Valley Holding Corp., Global Payments Inc., Navient Corp., and Hanover Insurance Group, Inc.

1919 Funds 2014 Annual Report

1919 Financial Services Fund
Letter to Shareholders (cont'd)

United Insurance Holdings Corp. is a specialty property and casualty (P&C) insurer that reported accelerating earnings growth as it expanded to states outside of Florida. Hudson Valley Holding Corp., stock performance was aided by the announcement of its acquisition by Sterling Bancorp. Global Payments Inc., a payment processor, reported strong revenue growth fueled by customers' transactions volumes. Navient Corp., a loan servicer, was aided by an improved new business pipeline. Hanover Insurance Group, Inc., a P&C insurer, reported strong underwriting profitability which translated into favorable earnings.

What were the leading detractors to performance?

Our five worst performing stocks were: Hancock Holding Company, Hilltop Holdings, Inc., Federal Agricultural Mortgage Corp., Meta Financial Group, Inc. and CIT Group Inc. Both Hancock Holding Company and Hilltop Holdings Inc. were impacted by concerns about energy related loans. Both Agricultural Mortgage Corp. and CIT were affected by lower net interest income driven by declining interest rates. Meta Financial Group's elevated expenses contributed to the company missing earnings estimates. Other than Hilltop Holdings Inc., we reduced each of these holdings throughout the year.

Thank you for your investment in 1919 Financial Services Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the Fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The securities of small- and mid-sized companies tend to be more volatile than those of larger companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

1919 Funds 2014 Annual Report

Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 5.75%at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2014 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns as of December 31, 2014

	1 Year	5 Year*	10 Year*	Since Inception
1919 Financial Services Fund
With Sales Charges†
Class A	-0.03%	13.00%	5.35%	N/A
Class C	4.38	13.56	5.24	N/A
Without Sales Charges
Class A	6.07	14.34	5.97	N/A
Class C	5.38	13.56	5.24	N/A
Class I	6.48	14.73	N/A	8.71	%**
S&P 500 Index	13.69	15.45	7.67	8.76	**
S&P Financials Index	15.20	13.35	0.12	0.94	**

*  Average annualized returns

**  The Inception date for Class I shares is March 25, 2008.

As of the Fund's current prospectus dated November 10, 2014, the gross total annual operating expense ratios for Class A, Class C and Class I were 1.45%, 2.12% and 1.04% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Financial Services Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financial Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

(iii)  Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 80 funds in the Fund's Lipper category, and excluding sales charges

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Must be preceded or accompanied by the Prospectus.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2014 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Due to the change in fiscal year end, this example is based on an investment of $1,000 invested on October 1, 2014 and held for the period ended December 31, 2014. The hypothetical example is based on a six-month period ended December 31, 2014.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual Performance1

	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.30%	$1,000.00	$1,083.00	1.48%	$3.89
Class C	8.12	1,000.00	1,081.20	2.14	5.61
Class I	8.41	1,000.00	1,084.10	1.07	2.81

Hypothetical Performance4

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,017.74	1.48%	$7.53
Class C	5.00	1,000.00	1,014.42	2.14	10.87
Class I	5.00	1,000.00	1,019.81	1.07	5.45

1  For the three months ended December 31, 2014.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (92), then divided by 365.

4  For the six month period ended December 31, 2014.

1919 Funds 2014 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2014 Annual Report

Schedule of investments

December 31, 2014

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 96.3%
Commercial Banks — 44.8%
American River Bankshares	79,945	$753,082	*
Bank of America Corp.	120,000	2,146,800
Bank of the Ozarks Inc.	20,000	758,400
Banner Corp.	52,142	2,243,149
Bryn Mawr Bank Corp.	75,000	2,347,500
Centerstate Banks Inc.	77,300	920,643
C1 Financial Inc.	60,000	1,097,400	*
CIT Group Inc.	26,000	1,243,580
CoBiz Financial Inc.	185,000	2,429,050
Columbia Banking System Inc.	75,000	2,070,750
Comerica Inc.	48,550	2,274,082
East West Bancorp Inc.	25,000	967,750
Farmers & Merchants Bank of Long Beach	200	1,207,600
First Connecticut Bancorp Inc.	45,000	734,400
First Financial Bancorp	27,000	501,930
Heritage Financial Corp.	113,000	1,983,150
Heritage Oaks Bancorp	250,000	2,097,500
Hudson Valley Holding Corp.	102,000	2,770,320
JPMorgan Chase & Co.	63,310	3,961,940
MB Financial Inc.	64,000	2,103,040
Northrim BanCorp Inc.	44,100	1,157,184
Old National Bancorp	76,050	1,131,624
Pacific Continental Corp.	135,000	1,914,300
PNC Financial Services Group Inc.	32,000	2,919,360
QCR Holdings Inc.	90,500	1,632,620
Royal Bank of Canada	36,600	2,527,788
TCF Financial Corp.	60,000	953,400
U.S. Bancorp	60,500	2,719,475
Webster Financial Corp.	62,895	2,045,974
Total Commercial Banks		51,613,791
Capital Markets — 8.1%
Affiliated Managers Group Inc.	9,392	1,993,358	*
Ameriprise Financial Inc.	18,425	2,436,706
Invesco Ltd.	70,500	2,786,160
T. Rowe Price Group Inc.	25,080	2,153,369
Total Capital Markets		9,369,593

1919 Funds 2014 Annual Report

Schedule of investments (cont'd)

December 31, 2014

1919 Financial Services Fund

Security	Shares	Value
Consumer Finance — 4.7%
Discover Financial Services	48,000	$3,143,520
Navient Corp.	104,000	2,247,440
Total Consumer Finance		5,390,960
Insurance — 21.3%
ACE Ltd.	14,500	1,665,760
American Financial Group Inc.	36,650	2,225,388
AMERISAFE Inc.	60,000	2,541,600
Assurant Inc.	35,000	2,395,050
Brown & Brown Inc.	77,000	2,534,070
Hanover Insurance Group Inc.	42,000	2,995,440
HCC Insurance Holdings Inc.	55,000	2,943,600
Hilltop Holdings Inc.	100,000	1,995,000	*
MetLife Inc.	50,000	2,704,500
United Insurance Holdings Corp.	112,950	2,479,252
Total Insurance		24,479,660
IT Services — 7.5%
Fiserv Inc.	24,840	1,762,895	*
Global Payments Inc.	35,000	2,825,550
Heartland Payment Systems Inc.	25,000	1,348,750
Visa Inc., Class A Shares	10,350	2,713,770
Total IT Services		8,650,965
Professional Services — 2.2%
Verisk Analytics Inc., Class A Shares	39,500	2,529,975	*
Real Estate Investment Trusts (REITs) — 0.2%
Wheeler Real Estate Investment Trust Inc.	59,200	233,840
Thrifts & Mortgage Finance — 7.5%
Alliance Bancorp Inc. of Pennsylvania	50,000	892,500
EverBank Financial Corp.	70,000	1,334,200
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	35,000	1,061,900
Fox Chase Bancorp Inc.	100,000	1,667,000
Meta Financial Group Inc.	20,000	700,800
Territorial Bancorp Inc.	65,000	1,400,750
WSFS Financial Corp.	20,000	1,537,800
Total Thrifts & Mortgage Finance		8,594,950
Total Investments — 96.3% (Cost — $72,163,002)		110,863,734
Other Assets in Excess of Liabilities — 3.7%		4,301,959
Total Net Assets — 100.0%		$115,165,693

Notes:

*  Non-income producing security.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

December 31, 2014

Assets:
Investments in securities at value (cost $72,163,002)	$110,863,734
Foreign currency at value (cost $20,102)	20,083
Cash	4,376,602
Receivable for securities sold	30,829
Receivable for Fund shares sold	204,865
Dividends and interest receivable	73,750
Prepaid expenses	31,891
Total Assets	115,601,754
Liabilities:
Payable for Fund shares repurchased	168,110
Investment management fee payable	69,094
Service and/or distribution fees payable	70,481
Trustees' fees payable	3,041
Accrued other expenses	125,335
Total Liabilities	436,061
Net Assets	$115,165,693
Components of Net Assets:
Paid-in capital	$75,630,406
Undistributed net investment income	4,122
Accumulated net realized gain (loss) on investments	830,452
Net unrealized appreciation (depreciation) on:
Investments	38,700,732
Foreign currency	(19)
Net Assets	$115,165,693
Class A:
Net Assets	$64,795,031
Issued and Outstanding	3,339,092
Net Asset Value, Redemption Price	$19.40
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$20.58
Class C:
Net Assets	$25,497,752
Issued and Outstanding	1,393,122
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.30
Class I:
Net Assets	$24,872,910
Issued and Outstanding	1,275,453
Net Asset Value, Redemption Price and Offering Price Per Share	$19.50

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Financial Services Fund

Statements of operations

	For the Period December 31, 2014*	Year Ended March 31, 2014
Investment Income:
Dividend income (Net of foreign tax of $10,830 and $9,775, respectively)	$1,717,661	$1,752,195
Interest income	960	3,404
Total Investment Income	1,718,621	1,755,599
Expenses:
Investment management fee (Note 3)	726,962	812,335
Service and/or distribution fees (Note 6)	324,261	364,437
Transfer agent fees and expenses (Note 6)	162,543	186,435
Registration fees	42,658	53,130
Shareholder reporting fees	28,944	26,615
Legal fees	42,597	48,816
Administration and fund accounting fees	18,745	9,666
Audit fees	15,000	26,977
Trustees' fees	7,880	7,880
Custody fees	1,884	1,467
Compliance Fee	855	—
Insurance fees	2,329	2,319
Miscellaneous	6,672	4,113
Total Expenses	1,381,330	1,544,190
Expenses waived by the Adviser	(12,589)	—
Net Expenses	1,368,741	1,544,190
Net Investment Income	349,880	211,409
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments transactions	3,597,285	2,227,325
Foreign currency transactions	(1,646)	17
Net Realized Gain	3,595,639	2,227,342
Net change in unrealized appreciation/depreciation on:
Investments	3,476,433	17,973,238
Foreign currency	908	(959)
Net Change in Unrealized Appreciation/Depreciation	3,477,341	17,972,279
Net Realized and Unrealized Gain on Investments	7,072,980	20,199,621
Net Increase in Net Assets Resulting From Operations	$7,422,860	$20,411,030

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Period December 31, 2014*/ Years Ended March 31,	2014*	2014	2013
Increase in Net Assets from: Operations:
Net investment income	$349,880	$211,409	$188,846
Net realized gain	3,595,639	2,227,342	1,643,301
Net change in unrealized appreciation/depreciation	3,477,341	17,972,279	10,673,043
Net Increase in Net Assets Resulting From Operations	7,422,860	20,411,030	12,505,190
Distributions to shareholders:
From net investment income
Class A	(251,368)	(71,820)	(89,601)
Class C	(16,079)	—	—
Class I	(142,850)	(93,183)	(60,406)
From net realized gains:
Class A	(1,403,019)	—	—
Class C	(586,808)	—	—
Class I	(533,056)	—	—
Total Distributions to Shareholders	(2,933,180)	(165,003)	(150,007)
Capital Transactions (See Note 7):
Net proceeds from shares sold	17,255,363	54,858,833	21,072,306
Reinvestment of distributions	2,695,666	153,576	143,372
Cost of shares repurchased	(38,339,138)	(20,057,751)	(15,880,429)
Net Increase (Decrease) in Net Assets From Capital Transactions	(18,388,109)	34,954,658	5,335,249
Total Increase (Decrease) in Net Assets	(13,898,429)	55,200,685	17,690,432
Net Assets:
Beginning of period	129,064,122	73,863,437	56,173,005
End of period	$115,165,693	$129,064,122	$73,863,437
Undistributed net investment income	$4,122	$66,185	$19,762

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$18.63	$15.13	$12.47	$12.05	$11.02	$8.16
Income (loss) from investment operations:
Net investment income[3]	0.06	0.05	0.06	0.08	0.02	0.06
Net realized and unrealized gain (loss) on investments	1.21	3.47	2.64	0.42	1.00	2.84
Proceeds from settlement of a regulatory matter	—	—	—	—	0.01	—
Total income from investment operations	1.27	3.52	2.70	0.50	1.03	2.90
Less distributions:
From net investment income	(0.07)	(0.02)	(0.04)	(0.08)	—	(0.04)
From net realized gain on investments	(0.43)	—	—	—	—	—
Total distributions	(0.50)	(0.02)	(0.04)	(0.08)	0.00	(0.04)
Net asset value, end of period	$19.40	$18.63	$15.13	$12.47	$12.05	$11.02
Total return[4]	6.81%[5]	23.26%	21.68%	4.28%	9.35%[6]	35.60%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$64,795	$77,220	$41,972	$29,082	$33,874	$33,327
Ratios to average net assets
Gross expenses	1.44%[7]	1.46%	1.68%	1.70%	1.71%	1.67%
Net Expenses[8,9]	1.44[7,10]	1.46	1.50[10]	1.50[10]	1.50[10]	1.49[10]
Net investment income	0.44[7]	0.27	0.49	0.71	0.21	0.58
Portfolio turnover rate	11%[5]	14%	14%	15%	18%	24%

1  For the period April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.26%. Class A received $25,582 related to this distribution.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.46%. Prior to November 10, 2014, this limitation was 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$17.63	$14.40	$11.92	$11.51	$10.60	$7.87
Income (loss) from investment operations:
Net investment (loss)[3]	(0.03)	(0.06)	(0.03)	(0.00)[4]	(0.06)	(0.01)
Net realized and unrealized gain on investments	1.14	3.29	2.51	0.41	0.95	2.74
Proceeds from settlement of a regulatory matter	—	—	—	—	0.02	—
Total income from investment operations	1.11	3.23	2.48	0.41	0.91	2.73
Less distributions:
From net investment income	(0.01)	—	—	—	—	—
From net realized gain on investments	(0.43)	—	—	—	—	—
Total distributions	(0.44)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, end of period	$18.30	$17.63	$14.40	$11.92	$11.51	$10.60
Total return[5]	6.28%[6]	22.43%	20.81%	3.56%	8.58%[7]	34.69%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$25,498	$26,484	$17,173	$16,194	$20,252	$22,409
Ratios to average net assets
Gross expenses	2.14%[10]	2.13%	2.28%	2.30%	2.29%	2.21%
Net Expenses[8,9]	2.11[10,11]	2.13	2.25[11]	2.25[11]	2.23[11]	2.18[11]
Net investment (loss)	(0.20)[10]	(0.40)	(0.27)	(0.03)	(0.52)	(0.10)
Portfolio turnover rate	11%[6]	14%	14%	15%	18%	24%

1  For the period April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.40%. Class C received $43,780 related to this distribution.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.13%. Prior to November 10, 2014, this limitation was 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Annualized.

11  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$18.71	$15.17	$12.50	$12.07	$11.01	$8.14
Income from investment operations:
Net investment income[3]	0.12	0.12	0.11	0.11	0.05	0.03
Net realized and unrealized gain on investments	1.21	3.49	2.63	0.42	1.01	2.89
Total income from investment operations	1.33	3.61	2.74	0.53	1.06	2.92
Less distributions:
From net investment income	(0.11)	(0.07)	(0.07)	(0.10)	—	(0.05)
From net realized gain on investments	(0.43)	—	—	—	—	—
Total distributions	(0.54)	(0.07)	(0.07)	(0.10)	0.00	(0.05)
Net asset value, end of period	$19.50	$18.71	$15.17	$12.50	$12.07	$11.01
Total return[4]	7.10%[5]	23.75%	22.12%	4.58%	9.63%	35.93%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$24,873	$25,360	$14,718	$7,256	$4,877	$188
Ratios to average net assets
Gross expenses	1.10%[8]	1.05%	1.21%	1.24%	1.39%	1.32%
Net Expenses[6,7]	1.06[8,9]	1.05	1.21	1.22[9]	1.21[9]	1.10[9]
Net investment income	0.84[8]	0.68	0.81	1.01	0.48	0.33
Portfolio turnover rate	11%[5]	14%	14%	15%	18%	24%

1  For the period April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. Prior to November 10, 2014, this limitation was 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

The municipal bond market's momentum turned with the calendar in 2014, as tax-free bonds performed exceptionally well during the first quarter of 2014. Returns were buoyed by multi-year lows in supply and heightened demand related to investors managing tax strategies in the new environment of higher marginal tax rates. The Barclays Municipal Bond Index, a proxy for the entire investment grade bond market, surged 3.32% during the first quarter alone, erasing the entire 2013 calendar year loss.

After a period of seemingly unending outflows in 2013, municipal bond mutual funds regained their luster, and strong inflows prevailed for much of 2014. The resurgence of demand for tax-free income was not met with a corresponding increase in new issue supply, resulting in acute shortages of bonds within many states. According to The Bond Buyer, new issuance for the first quarter was down 26% versus last year's pace, despite Puerto Rico's highly publicized $3.5 billion new issue in early March. Maryland issuance was similar to the national trend, trailing by 27% over the same period. Nationally, the shortfall was most notable early in the year, as January saw 38% fewer bonds sold compared to 2013, while February's volume was the lightest for that particular month in fourteen years. Refunding volume, which drove much of the issuance over the past two years, predictably softened in sympathy with the higher interest rates early in the year. However, issuance for capital projects was weak as well, as often is the case heading into an election year.

Traditionally, the municipal market softens somewhat in March heading into April, as new issue supply picks up concurrent with tax season, which often is a period of selling as investors raise cash for tax bills. This year did not follow the same trend. Instead of liquidating tax-free bonds to pay taxes, the higher tax bills due to the sharp increase in marginal tax rates generated strong demand for tax-free income. Also, the 3.8% surtax on taxable interest, dividends and capital gains to fund the Affordable Care Act does not apply to municipal bond interest, which likewise enhanced the value of a tax-free income stream. It is not surprising that municipal mutual fund flows stabilized in the more hostile tax environment, and the

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

market benefitted accordingly for the remainder of the calendar year.

For much of the year supply could not keep pace with demand, although issuance did pick up as the year progressed. After ending the third quarter just 10.7% off 2013's pace, supply surged late in the year and finished on par with 2013's aggregate issuance, while Maryland issuance actually finished the year 7% higher than in 2013. Unfortunately, a meaningful portion of the year's bond sales were used to call or refund higher-yielding outstanding issues, which does not create net new supply. In fact, the overall municipal market actually shrunk in 2014 to $3.6 trillion from $3.7 trillion at the end of 2013. Given that municipal bond mutual funds experienced nearly $24 billion in inflows over the same period, it is not surprising that tax-free bonds performed well on both absolute and relative measures despite the late spike in volume.

With the solid technical environment firmly entrenched early in the Maryland Tax-Free Income Fund's (the "Fund") reporting period, 10-year AAA-rated General Obligation yields plummeted over 0.70% for the remainder of the year, finishing at 2.04% according to Thomson Reuters The Municipal Monitor. The rally drove an impressive 9.05% total return for the Barclays Municipal Bond Index, which more than offset 2013's loss of 2.55%. Relative returns were likewise favorable, as tax-free bonds handily outperformed taxable counterparts such as Treasury and investment-grade corporate bonds. The Fund fell short of the benchmark, with Class I shares returning 6.16% for the twelve months ended December 31st. The primary culprit for the underperformance was our relatively short duration(i) stance due to our expectation for a higher interest rate environment, which was in hindsight too conservative given the persistent fall in interest rates.

Thank you for your investment in 1919 Maryland Tax-Free Income Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

R Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a "non-diversified" fund, an investment in the Fund will entail greater price risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

1919 Funds 2014 Annual Report

Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2014 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns as of December 31, 2014

	1 Year	5 Year*	10 Year*	Since Inception**	Since Inception***
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	1.58%	2.91%	3.44%	N/A	N/A
Class C	4.48	3.20	N/A	4.14%	N/A
Without Sales Charges
Class A	6.09	3.80	3.89	N/A	N/A
Class C	5.48	3.20	N/A	4.14	N/A
Class I	6.16	3.96	N/A	N/A	4.68%
Barclays Municipal Bond Index(ii)	9.05	5.16	4.74	5.69	5.53

*  Average annualized returns.

**  The inception dates for Class C was February 5, 2009.

***  The inception date for Class I was July 30, 2008.

†  Class A Shares have a maximum initial sales charge of 4.25%, and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated November 10, 2014, the gross total annual operating expense ratios for Class A, Class C and Class I were 0.85%, 1.43% and 0.79% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

(ii)  The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Must be preceded or accompanied by the Prospectus.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2014 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Due to the change in fiscal year end, this example is based on an investment of $1,000 invested on October 1, 2014 and held for the period ended December 31, 2014. The hypothetical example is based on a six-month period ended December 31, 2014.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual Performance1

	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.02%	$1,000.00	$1,010.20	0.75%	$1.90
Class C	0.88	1,000.00	1,008.80	1.30	3.29
Class I	1.00	1,000.00	1,010.00	0.60	1.52

Hypothetical Performance4

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,021.42	0.75%	$3.82
Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class I	5.00	1,000.00	1,022.18	0.60	3.06

1  For the three months ended December 31, 2014.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (92), then divided by 365.

4  For the six month period ended December 31, 2014.

1919 Funds 2014 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2014 Annual Report

Schedule of investments

December 31, 2014

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.3%
Education — 18.9%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John's College Facility	5.500%	10/1/18	$115,000	$115,160
St. John's College Facility	5.500%	10/1/23	490,000	490,681
St. John's College Facility	5.000%	10/1/27	1,135,000	1,210,795
St. John's College Facility	5.000%	10/1/36	2,465,000	2,550,117
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	500,000	528,780
Frostburg State University Project	4.000%	10/1/19	500,000	528,700
Frostburg State University Project	4.000%	10/1/20	500,000	529,395
Salisbury University Project	5.000%	6/1/27	455,000	498,402
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	2,031,512
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	530,005
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,577,730
Maryland State EDC, Utility Infrastructure Revenue:
University of Maryland, College Park Project	5.000%	7/1/16	3,700,000	3,938,206
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,731,034
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,392,840
Maryland Institute College of Art	5.000%	6/1/36	5,000,000	5,392,900
Maryland Institute College of Art	5.000%	6/1/42	800,000	857,968
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,612,840
Total Education				28,517,065
Health Care — 19.7%
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,141,690
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,618,840
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,683,153
Peninsula Regional Medical Center Issue	5.000%	7/1/19	1,000,000	1,053,670
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,565,686
Refunding, MedStar Health Issue	5.500%	8/15/25	785,000	787,245
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,272,992
Suburban Hospital	5.500%	7/1/16	500,000	501,780
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	3,489,000
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,098,780
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,078,550
University of Maryland Medical System	5.000%	7/1/41	1,000,000	1,040,710
Washington County Hospital Association	5.000%	1/1/17	500,000	530,575
Washington County Hospital Issue	4.000%	1/1/15	1,000,000	1,000,000

1919 Funds 2014 Annual Report

Schedule of investments (cont'd)

December 31, 2014

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Washington County Hospital Issue	4.750%	1/1/16	$1,000,000	$1,028,110
Washington County Hospital Issue	5.250%	1/1/23	500,000	544,900
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	2,164,300
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,087,760
Total Health Care				29,687,741
Housing — 8.8%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,607,677
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,055,820
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,078,743
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	4,485,000	4,870,217
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,085,890
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,056,270
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	585,000	596,396
Total Housing				13,351,013
Industrial Revenue — 2.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	601,488
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/15	320,000	321,130
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	3,000,000	3,045,690
Total Industrial Revenue				3,968,308
Leasing — 3.7%
IDA of Prince George's County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.125%	6/30/15	3,340,000	3,351,623
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,003,130
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,166,350
Total Leasing				5,521,103

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — 4.3%
Anne Arundel County, Maryland, GO Bonds:
Consolidated General Improvement Bonds	4.500%	3/1/23	$1,000,000	$1,083,960
Water & Sewer	4.000%	4/1/27	1,150,000	1,290,392
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,416,710
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,052,620
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,165,460
Queen Anne's County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	520,170
Total Local General Obligation				6,529,312
Power — 2.0%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/16	2,000,000	1,095,640
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	1,889,934
Total Power				2,985,574
Pre-Refunded/Escrowed to Maturity — 12.9%
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,128,215	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,631,402	(b)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	1,485,000	1,687,465	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,105,530	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,476,460	(a)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	925,000	1,012,653	(b)
Howard County General Hospital Issue	5.500%	7/1/21	2,535,000	2,659,469	(b)
Loyola College Issue	5.000%	10/1/40	2,000,000	2,071,020	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	17,793	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,697,850	(a)
Total Pre-Refunded/Escrowed to Maturity				19,487,857
Special Tax Obligation — 3.9%
Frederick County, MD, Special Obligation, Urbana Community Development Authority	5.000%	7/1/30	3,000,000	3,290,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/23	290,000	252,468

1919 Funds 2014 Annual Report

Schedule of investments (cont'd)

December 31, 2014

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	$1,985,000	$1,572,954
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	757,870
Total Special Tax Obligation				5,873,572
State General Obligation — 3.3%
State of Maryland, GO Bonds, State and Local Facilities Loan	5.500%	3/1/15	5,000,000	5,043,250
Transportation — 5.9%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.500%	2/1/15	3,000,000	3,012,900
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,864,650
Total Transportation				8,877,550
Water & Sewer — 12.3%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,910,000	2,128,733
Water Projects, FGIC	5.000%	7/1/24	1,890,000	2,110,884
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	2,515,000	2,803,797
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.250%	6/1/16	1,650,000	1,762,547
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,239,700
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,157,330
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,410,204
Total Water & Sewer				18,613,195
Total Investments — 98.3% (Cost — $138,668,012)				148,455,540
Other Assets in Excess of Liabilities — 1.7%				2,642,023
Total Net Assets — 100.0%				$151,097,563

(a)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)  Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund

Abbreviations used in this schedule:

AGM  — Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

IDA  — Industrial Development Authority

NATL  — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table* (unaudited)

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	24.5%
AA/Aa	27.9
A	19.2
BBB/Baa	22.9
B/B	1.7
CCC/Caa	2.0
NR	1.8
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

December 31, 2014

Assets:
Investments in securities at value (cost $138,668,012)	$148,455,540
Cash	812,190
Receivable for Fund shares sold	46,878
Interest receivable	2,340,538
Prepaid expenses	16,129
Total Assets	151,671,275
Liabilities:
Payable for Fund shares repurchased	294,228
Distributions payable	65,117
Investment management fee payable	45,880
Service and/or distribution fees payable	57,619
Trustees' fees payable	3,041
Accrued other expenses	107,827
Total Liabilities	573,712
Net Assets	$151,097,563
Components of Net Assets:
Paid-in capital	$142,286,130
Undistributed net investment income	24,553
Accumulated net realized loss on investments	(1,000,648)
Net unrealized appreciation on investments	9,787,528
Net Assets	$151,097,563
Class A:
Net Assets	$103,500,573
Shares Issued and Outstanding	6,292,377
Net Asset Value and Redemption Price	$16.45
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$17.18
Class C:
Net Assets	$26,903,994
Shares Issued and Outstanding	1,635,689
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.45
Class I:
Net Assets	$20,692,996
Shares Issued and Outstanding	1,257,670
Net Asset Value, Redemption Price and Offering Price Per Share	$16.45

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund

Statements of operations

	For the Period December 31, 2014*	Year Ended March 31, 2014
Investment Income:
Interest Income	$5,379,394	$7,740,182
Expenses:
Investment management fee (Note 3)	658,029	1,006,988
Service and/or distribution fees (Note 6)	269,840	420,104
Transfer agent fees and expenses (Note 6)	75,912	85,178
Legal fees	52,512	52,231
Administration and fund accounting fees	32,969	29,623
Registration fees	31,351	40,161
Shareholder reporting fees	26,814	28,984
Audit fees	20,263	34,883
Trustees' fees	15,270	26,695
Insurance fees	3,103	4,518
Custody fees	2,626	1,776
Compliance Fee	855	—
Miscellaneous	4,600	1,637
Total Expenses	1,194,144	1,732,778
Expenses waived by the Adviser	(206,454)	(403,233)
Net Expenses	987,690	1,329,545
Net Investment Income	4,391,704	6,410,637
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from Investment Transactions	197,531	(779,517)
Net Change in Unrealized Appreciation/Depreciation on Invetments	1,195,718	(8,512,778)
Net Realized and Unrealized Gain (Loss) on Investments	1,393,249	(9,292,295)
Net Increase (Decrease) in Net Assets Resulting From Operations	$5,784,953	$(2,881,658)

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Period December 31, 2014*/ Years Ended March 31,	2014*	2014	2013
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$4,391,704	$6,410,637	$6,813,994
Net realized gain (loss) on investments	197,531	(779,517)	213,823
Net change in unrealized appreciation/depreciation on investments	1,195,718	(8,512,778)	655,355
Net Increase (Decrease) in Net Assets Resulting From Operations	5,784,953	(2,881,658)	7,683,172
Distributions to shareholders:
From net investment income:
Class A	(3,121,405)	(4,673,908)	(5,072,774)
Class C	(660,167)	(959,578)	(981,521)
Class I	(607,036)	(777,191)	(760,364)
Total Distributions to Shareholders	(4,388,608)	(6,410,677)	(6,814,659)
Capital Transactions (See Note 7):
Net proceeds from shares sold	11,754,055	12,902,680	26,939,834
Reinvestment of distributions	3,867,343	5,743,022	6,182,552
Cost of shares repurchased	(30,019,058)	(57,572,955)	(25,839,617)
Net Increase (Decrease) in Net Assets From Capital Transactions	(14,397,660)	(38,927,253)	7,282,769
Total Increase (Decrease) in Net Assets	(13,001,315)	(48,219,588)	8,151,282
Net Assets:
Beginning of period	164,098,878	212,318,466	204,167,184
End of period	$151,097,563	$164,098,878	$212,318,466
Undistributed net investment income	$24,553	$21,457	$21,497

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$16.31	$17.07	$16.99	$15.82	$16.50	$15.58
Income (loss) from investment operations:
Net investment income[3]	0.46	0.59	0.57	0.64	0.64	0.63
Net realized and unrealized gain (loss) on investments	0.14	(0.76)	0.08	1.17	(0.68)	0.92
Total income (loss) from investment operations	0.60	(0.17)	0.65	1.81	(0.04)	1.55
Less distributions:
From net investment income	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)	(0.63)
Total distributions	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)	(0.63)
Net asset value, end of period	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Total return[4]	3.74%[5]	(0.94)%	3.84%	11.63%	(0.32)%	10.08%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$103,501	$117,797	$150,828	$150,467	$145,959	$168,589
Ratios to average net assets
Gross expenses	0.91%[6]	0.83%	0.85%	0.85%	0.84%	0.89%
Net Expenses[7,8,9]	0.75[6]	0.64	0.63	0.64	0.63	0.65
Net investment income	3.75[6]	3.59	3.30	3.88	3.88	3.88
Portfolio turnover rate	1%[5]	8%	13%	4%	15%	6%

1  For the period April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$16.31	$17.07	$16.99	$15.82	$16.50	$15.58
Income (loss) from investment operations:
Net investment income[3]	0.39	0.49	0.47	0.54	0.54	0.52
Net realized and unrealized gain (loss) on investments	0.14	(0.76)	0.08	1.17	(0.68)	0.94
Total income (loss) from investment operations	0.53	(0.27)	0.55	1.71	(0.14)	1.46
Less distributions:
From net investment income	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)	(0.54)
Total distributions	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)	(0.54)
Net asset value, end of period	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Total return[4]	3.31%[5]	(1.53)%	3.24%	10.96%	(0.90)%	9.44%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$26,904	$28,678	$37,692	$33,068	$28,186	$21,000
Ratios to average net assets
Gross expenses	1.48%[6]	1.44%	1.44%	1.45%	1.43%	1.52%
Net Expenses[7,8,9]	1.30[6]	1.24	1.21	1.24	1.21	1.20
Net investment income	3.20[6]	2.99	2.71	3.27	3.31	3.22
Portfolio turnover rate	1%[5]	8%	13%	4%	15%	6%

1  For the period April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. Prior to January 1, 2014, the ratio of expenses did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$16.31	$17.08	$17.00	$15.82	$16.51	$15.58
Income (loss) from investment operations:
Net investment income[3]	0.48	0.62	0.60	0.67	0.67	0.66
Net realized and unrealized gain (loss) on investments	0.14	(0.77)	0.08	1.18	(0.69)	0.94
Total income (loss) from investment operations	0.62	(0.15)	0.68	1.85	(0.02)	1.60
Less distributions:
From net investment income	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)	(0.67)
Total distributions	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)	(0.67)
Net asset value, end of period	$16.45	$16.31	$17.08	$17.00	$15.82	$16.51
Total return[4]	3.85%[5]	(0.85)%	4.02%	11.90%	(0.21)%	10.38%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$20,693	$17,624	$23,798	$20,632	$12,815	$8,221
Ratios to average net assets
Gross expenses	0.83%[6]	0.92%	0.79%	0.71%	0.78%	0.90%
Net Expenses[7,8,9]	0.60[6]	0.48	0.45	0.45	0.45	0.45
Net investment income	3.90[6]	3.74	3.48	4.04	4.08	4.04
Portfolio turnover rate	1%[5]	8%	13%	4%	15%	6%

1  For the period April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

On November 10, 2014, Stifel Financial Corp., a financial services holding company, completed its acquisition of our parent company, Legg Mason Investment Counsel & Trust Co., N.A. from Legg Mason, Inc. To reflect our new role as investment adviser to the 1919 Socially Responsive Balanced Fund (the "Fund"), as well as our company's established history in the investment management industry, we have rebranded ourselves as 1919 Investment Counsel, LLC and have now attached the 1919 name to the Fund, which demonstrates this successful transition.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased the Fund's exposure to the Industrials and Financials sectors and decreased exposure to the Consumer Discretionary and Consumer Staples sectors. During the second half of the year we increased the Fund's exposure to the Healthcare and Information Technology sectors and decreased exposure to the Energy sector.

Throughout the year, we maintained an overweight in the Healthcare, Industrials and Information Technology sectors and an underweight in the Materials, Telecommunications and Utilities sectors.

In the fixed-income portion of the Fund we continued to purchase primarily corporates in the 5-12 year part curve, driven by our forecast for higher interest rates by year-end. With relatively low yields, our preference continued to be for securities that offered some additional spread over Treasuries. As yields on the long end of the curve declined, we increased our buying of bonds with maturities over 10 years.

In the equity portion of the Fund, our stock selection in the Healthcare, Materials and Industrials sectors contributed to relative performance. In terms of sector positioning, our overweighting in the Healthcare, Consumer Staples and Information Technology sectors and underweighting in the Telecommunications and Consumer Discretionary sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Allergan, Apple, CVS Healthcare, United Pacific and Wells Fargo.

1919 Funds 2014 Annual Report

In the fixed-income portion of the Fund, the leading contributor to performance was the overweight to corporates, in particular to the finance sector. On an individual security basis, the largest contributors to return were several corporate issues in the finance sector and longer-dated Treasury and Agency securities.

In the equity portion of the Fund, our stock selection in the Information Technology, Energy and Financials sectors detracted from relative results. In terms of sector positioning, our overweighting in the Financials and Industrials sectors and our underweighting in the Utilities sector also detracted from performance. On an individual stock basis, the largest detractors from performance were Noble Energy, FMC Technologies, Arch Capital Group, Vmware and Quanta Services.

In the fixed-income portion of the Fund, the leading detractor was the shorter duration and underweight to Treasuries and mortgage-backed securities. On an individual security basis, the largest detractors from performance were some mortgages and shorter-dated corporate securities.

Thank you for your investment in 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Stock prices are subject to market fluctuations and fixed-income securities are subject to credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. Also, because the Fund uses a social awareness criterion, there may be a smaller universe of investments. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

1919 Funds 2014 Annual Report

Fund performance (unaudited)

Hypothetical Comparison of Change in Value of $10,000

(Assumes reinvestment of dividends and capital gains)

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2014 Annual Report

Total Returns as of December 31, 2014

	1 Year	5 Year*	10 Year*	Since Inception
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	2.41%	8.16%	4.59%	N/A
Class B	2.73	8.47	4.22	N/A
Class C	6.95	8.73	4.55	N/A
Without Sales Charges
Class A	8.66	9.45	5.21
Class B	7.41	8.47	4.22
Class C	7.90	8.73	4.55
Class I	8.98	9.73	N/A	7.09	%**
S&P 500 Index(i)	13.69	15.45	7.67	10.43	**
Barclays U.S. Aggregate Index(ii)	5.97	4.45	4.71	5.06	**
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	11.39	12.27	7.03	9.12	**

*  Average annualized returns.

**  The Inception date for Class I shares is July 24, 2008.

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated November 10, 2014, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I were 1.24%, 2.38%, 1.96% and 1.06% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Social Awareness Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Must be preceded or accompanied by the Prospectus.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2014 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Due to the change in fiscal year end, this example is based on an investment of $1,000 invested on August 1, 2014 and held for the period ended December 31, 2014. The hypothetical example is based on a six-month period ended December 31, 2014.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual Performance1

	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.54%	$1,000.00	$1,045.40	1.19%	$5.10
Class B	4.07	1,000.00	1,040.70	2.30	9.84
Class C	4.23	1,000.00	1,042.30	1.98	8.48
Class I	4.64	1,000.00	1,046.40	1.00	4.29

Hypothetical Performance4

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,019.21	1.19%	$6.06
Class B	5.00	1,000.00	1,013.61	2.30	11.67
Class C	5.00	1,000.00	1,015.22	1.98	10.06
Class I	5.00	1,000.00	1,020.16	1.00	5.09

1  For the five months ended December 31, 2014.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (92), then divided by 365.

4  For the six month period ended December 31, 2014.

1919 Funds 2014 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2014 Annual Report

Schedule of investments

December 31, 2014

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 69.4%
Consumer Discretionary — 8.6%
Auto Components — 1.7%
BorgWarner Inc.	42,850	$2,354,607
Hotels, Restaurants & Leisure — 1.4%
Yum! Brands Inc.	26,755	1,949,102
Multiline Retail — 1.8%
Target Corp.	33,525	2,544,883
Specialty Retail — 1.7%
TJX Cos Inc.	33,680	2,309,774
Textiles, Apparel & Luxury Goods — 2.0%
VF Corp.	36,000	2,696,400
Total Consumer Discretionary		11,854,766
Consumer Staples — 7.7%
Beverages — 0.9%
PepsiCo Inc.	12,645	1,195,711
Food & Staples Retailing — 2.4%
CVS Health Corp.	34,510	3,323,658
Food Products — 1.7%
Darling Ingredients Inc.	49,800	904,368	*
General Mills Inc.	27,720	1,478,308
Total Food Products		2,382,676
Household Products — 0.4%
Procter & Gamble Co.	6,830	622,145
Personal Products — 2.3%
Estee Lauder Cos. Inc., Class A Shares	40,780	3,107,436
Total Consumer Staples		10,631,626
Energy — 7.4%
Energy Equipment & Services — 6.2%
FMC Technologies Inc.	39,340	1,842,686	*
National Oilwell Varco Inc.	28,000	1,834,840
Schlumberger Ltd.	31,500	2,690,415
Tetra Tech Inc.	79,710	2,128,257
Total Energy Equipment & Services		8,496,198
Oil, Gas & Consumable Fuels — 1.2%
Noble Energy Inc.	33,500	1,588,905
Total Energy		10,085,103
Financials — 11.0%
Banks — 4.5%
US Bancorp	65,030	2,923,098

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Banks — continued
Wells Fargo & Co.	60,090	$3,294,134
Total Banks		6,217,232
Capital Markets — 2.3%
Invesco Ltd.	37,800	1,493,856
T. Rowe Price Group Inc.	19,080	1,638,209
Total Capital Markets		3,132,065
Consumer Finance — 2.2%
American Express Co.	15,980	1,486,779
Discover Financial Services	23,170	1,517,403
Total Consumer Finance		3,004,182
Insurance — 1.2%
ACE Ltd.	14,310	1,643,933
Real Estate Investment Trusts (REITs) — 0.8%
Crown Castle International Corp.	13,600	1,070,320
Total Financials		15,067,732
Health Care — 9.9%
Biotechnology — 2.2%
Alexion Pharmaceuticals Inc.	9,240	1,709,677	*
Gilead Sciences Inc.	13,060	1,231,036	*
Total Biotechnology		2,940,713
Health Care Providers & Services — 2.9%
Express Scripts Holding Co.	18,950	1,604,496	*
UnitedHealth Group Inc.	23,530	2,378,648
Total Health Care Providers & Services		3,983,144
Health Care Technology — 2.5%
Cerner Corp.	53,940	3,487,760	*
Pharmaceuticals — 2.3%
Allergan Inc.	6,470	1,375,457
Novo Nordisk A/S, ADR	42,220	1,786,751
Total Pharmaceuticals		3,162,208
Total Health Care		13,573,825
Industrials — 7.3%
Airlines — 1.6%
Delta Air Lines Inc.	45,890	2,257,329
Construction & Engineering — 1.3%
Quanta Services Inc.	62,490	1,774,091	*
Machinery — 2.7%
Danaher Corp.	30,290	2,596,156
Illinois Tool Works Inc.	12,540	1,187,538
Total Machinery		3,783,694

1919 Funds 2014 Annual Report

Schedule of investments (cont'd)

December 31, 2014

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Road & Rail — 1.7%
Union Pacific Corp.			19,040	$2,268,235
Total Industrials				10,083,349
Information Technology — 13.6%
Communications Equipment — 1.5%
QUALCOMM Inc.			26,890	1,998,734
Electronic Equipment, Instruments & Components — 1.3%
Ingenico, ADR			83,080	1,744,680
Internet Software & Services — 4.8%
eBay Inc.			34,200	1,919,304	*
Google Inc., Class A Shares			2,590	1,363,376	*
Google Inc., Class C Shares			2,590	1,374,409	*
LinkedIn Corp., Class A Shares			8,610	1,977,803	*
Total Internet Software & Services				6,634,892
IT Services — 0.9%
Visa Inc., Class A Shares			4,840	1,269,048
Software — 1.6%
VMware Inc., Class A Shares			26,400	2,178,528	*
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.			27,170	2,999,025
NetApp Inc.			45,000	1,865,250
Total Technology Hardware, Storage & Peripherals				4,864,275
Total Information Technology				18,690,157
Materials — 2.3%
Chemicals — 2.3%
Air Products & Chemicals Inc.			15,114	2,179,892
Potash Corp. of Saskatchewan Inc.			28,365	1,001,852
Total Materials				3,181,744
Utilities — 1.6%
Water Utilities — 1.6%
American Water Works Co. Inc.			41,020	2,186,366
Total Common Stocks (Cost — $60,699,014)				95,354,668
Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.5%
Nelnet Student Loan Trust, 2008-2 A4	1.934%	6/26/34	$665,000	$693,735	(a)
Total Asset-Backed Securities (Cost — $693,974)				693,735

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 1.1%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.796%	12/10/49	$144,420	$145,775	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	4,569	4,649
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	318,582	340,768
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	365,141	377,454
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	152,425	162,666
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	60,968	61,320
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	102,436	105,868
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	147,459	151,211
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	204,195	209,399
Total Collateralized Mortgage Obligations (Cost — $1,585,763)				1,559,110
Corporate Bonds — 19.0%
Consumer Discretionary — 1.9%
Automobiles — 0.3%
Ford Motor Credit Co. LLC	8.000%	12/15/16	350,000	392,062
Media — 1.6%
Comcast Corp.	3.375%	2/15/25	210,000	214,995
Comcast Corp.	5.650%	6/15/35	600,000	745,946
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	425,000	445,522
Scripps Networks Interactive Inc.	2.750%	11/15/19	125,000	125,663
Thomson Reuters Corp.	1.300%	2/23/17	100,000	99,528
Viacom Inc.	2.500%	9/1/18	150,000	151,458
Viacom Inc.	4.500%	3/1/21	385,000	413,877
Total Media				2,196,989
Total Consumer Discretionary				2,589,051
Consumer Staples — 0.5%
Beverages — 0.5%
PepsiCo Inc.	5.000%	6/1/18	655,000	724,814
Energy — 0.8%
Energy Equipment & Services — 0.1%
FMC Technologies Inc.	2.000%	10/1/17	125,000	124,187
Oil, Gas & Consumable Fuels — 0.7%
ONEOK Partners LP	2.000%	10/1/17	150,000	149,261
Petrobras International Finance Co.	3.500%	2/6/17	675,000	646,252

1919 Funds 2014 Annual Report

Schedule of investments (cont'd)

December 31, 2014

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Statoil ASA	3.125%	8/17/17	$190,000	$198,627
Total Oil, Gas & Consumable Fuels				994,140
Total Energy				1,118,327
Financials — 9.4%
Banks — 4.8%
Bank of America Corp.	5.625%	10/14/16	1,000,000	1,071,341
Bank of America Corp.	1.350%	11/21/16	600,000	598,570
Bank of Montreal	1.400%	9/11/17	225,000	224,905
Bank of Nova Scotia	2.050%	10/7/15	250,000	252,867
Bank of Nova Scotia	2.050%	10/30/18	350,000	350,749
Barclays Bank PLC	5.000%	9/22/16	435,000	463,727
Citigroup Inc.	5.500%	9/13/25	325,000	360,351
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	450,000	455,489
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,000,000	1,101,408
JPMorgan Chase & Co.	3.450%	3/1/16	550,000	564,682
JPMorgan Chase & Co.	6.000%	1/15/18	200,000	223,861
SunTrust Banks Inc.	3.600%	4/15/16	555,000	572,605
Wells Fargo & Co.	4.600%	4/1/21	380,000	423,389
Total Banks				6,663,944
Capital Markets — 1.3%
Blackrock Inc.	4.250%	5/24/21	400,000	441,580
Goldman Sachs Group Inc.	3.625%	2/7/16	425,000	436,191
Goldman Sachs Group Inc.	1.332%	11/15/18	450,000	454,837	(a)
Morgan Stanley	5.000%	11/24/25	220,000	235,063
State Street Corp.	3.700%	11/20/23	200,000	210,529
Total Capital Markets				1,778,200
Consumer Finance — 0.3%
Toyota Motor Credit Corp.	2.000%	9/15/16	400,000	407,421
Diversified Financial Services — 1.2%
Intercontinental Exchange Inc.	2.500%	10/15/18	125,000	127,392
Intercontinental Exchange Inc.	4.000%	10/15/23	300,000	316,370
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	540,000	795,792
NYSE Euronext	2.000%	10/5/17	400,000	403,677
Total Diversified Financial Services				1,643,231
Insurance — 0.3%
Aflac Inc.	4.000%	2/15/22	400,000	425,192
Real Estate Investment Trusts (REITs) — 1.5%
Digital Realty Trust LP.	5.250%	3/15/21	125,000	137,084
Government Properties Income Trust	3.750%	8/15/19	160,000	162,592

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Real Estate Investment Trusts (REITs) — continued
HCP Inc.	2.625%	2/1/20	$750,000	$743,084
Health Care REIT Inc.	3.625%	3/15/16	400,000	411,807
Hospitality Properties Trust	4.650%	3/15/24	300,000	307,844
Simon Property Group LP	4.125%	12/1/21	250,000	272,352
Total REITs				2,034,763
Total Financials				12,952,751
Health Care — 2.0%
Biotechnology — 0.6%
Gilead Sciences Inc.	3.050%	12/1/16	375,000	389,299
Gilead Sciences Inc.	4.500%	4/1/21	400,000	444,967
Total Biotechnology				834,266
Health Care Equipment & Supplies — 0.6%
Medtronic Inc.	3.000%	3/15/15	175,000	175,784
Medtronic Inc.	4.125%	3/15/21	500,000	540,097
Stryker Corp.	3.000%	1/15/15	180,000	180,121
Total Health Care Equipment & Supplies				896,002
Health Care Providers & Services — 0.1%
UnitedHealth Group Inc.	1.400%	10/15/17	125,000	124,963
Pharmaceuticals — 0.7%
Pfizer Inc.	1.100%	5/15/17	475,000	474,713
Wyeth LLC	5.500%	2/15/16	425,000	447,567
Total Pharmaceuticals				922,280
Total Health Care				2,777,511
Industrials — 0.8%
Machinery — 0.1%
Flowserve Corp.	4.000%	11/15/23	150,000	155,223
Rail Transportation — 0.7%
Norfolk Southern Corp.	7.250%	2/15/31	650,000	898,045
Total Industrials				1,053,268
Information Technology — 2.5%
Communications Equipment — 0.2%
Cisco Systems Inc.	2.125%	3/1/19	300,000	301,590
Internet Software & Services — 0.3%
eBay Inc.	1.625%	10/15/15	340,000	342,684
Semiconductors & Semiconductor Equipment — 1.0%
Altera Corp.	2.500%	11/15/18	200,000	201,458
Intel Corp.	1.350%	12/15/17	350,000	349,739
KLA-Tencor Corp.	4.125%	11/1/21	420,000	430,843
Texas Instruments Inc.	1.650%	8/3/19	400,000	390,960
Total Semiconductors & Semiconductor Equipment				1,373,000

1919 Funds 2014 Annual Report

Schedule of investments (cont'd)

December 31, 2014

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Software — 0.6%
Microsoft Corp.	1.625%	9/25/15	$450,000	$454,179
Oracle Corp.	2.800%	7/8/21	400,000	405,575
Total Software				859,754
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.	2.100%	5/6/19	525,000	531,289
Total Information Technology				3,408,317
Materials — 0.6%
Chemicals — 0.6%
Potash Corp of Saskatchewan Inc.	5.875%	12/1/36	600,000	742,922
Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
Verizon Communications Inc.	1.991%	9/14/18	175,000	182,207	(a)
Verizon Communications Inc.	6.350%	4/1/19	400,000	463,943
Total Diversified Telecommunication Services				646,150
Total Telecommunication Services				646,150
Total Corporate Bonds (Cost — $24,729,107)				26,013,111
Mortgage Backed Securities — 1.7%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.2%
Pool E01603	5.000%	3/1/19	173,030	183,582
Pool G18082	5.000%	11/1/20	117,871	125,635
Pool G12379	4.500%	6/1/21	137,150	146,307
Pool J04311	6.000%	2/1/22	65,479	71,997
Pool C91417	3.500%	1/1/32	267,845	281,998
Pool A35826	5.000%	7/1/35	169,654	187,223
Pool G08112	6.000%	2/1/36	236,175	269,608
Pool G02564	6.500%	1/1/37	113,014	136,302
Pool G08179	5.500%	2/1/37	103,907	116,280
Pool A65694	6.000%	9/1/37	108,153	122,469
Total FHLMC				1,641,401
Federal National Mortgage Association (FNMA) — 0.2%
Pool 490446	6.500%	3/1/29	38	44
Pool 808156	4.500%	2/1/35	69,767	76,109
Pool 891596	5.500%	6/1/36	2,349	2,625
Pool 190375	5.500%	11/1/36	16,808	18,804
Pool 916386	6.000%	5/1/37	73,982	83,860
Pool 946594	6.000%	9/1/37	109,861	124,687
Total FNMA				306,129

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Government National Mortgage Association (GNMA) — 0.3%
Pool 550763	5.000%	12/15/35	$332,833	$368,275
Pool 3922	7.000%	11/20/36	41,186	49,863
Total GNMA				418,138
Total Mortgage Backed Securities (Cost — $2,136,805)				2,365,668
Municipal Bonds — 0.3%
Pennsylvania — 0.3%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	390,000	440,961
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	10,000	11,854	(b)
Total Municipal Bonds (Cost — $404,869)				452,815
US Government & Agency Obligations — 7.5%
U.S. Government Agencies — 3.1%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/21	500,000	492,423
Federal Home Loan Bank (FHLB)	2.500%	7/5/22	500,000	495,671
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/25/16	400,000	409,650
Federal Home Loan Mortgage Corp. (FHLMC)	3.750%	3/27/19	375,000	408,294
Federal Home Loan Mortgage Corp. (FHLMC)	1.250%	10/2/19	245,000	239,811
Federal Home Loan Mortgage Corp. (FHLMC)	2.375%	1/13/22	1,700,000	1,718,608
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	450,655
Total U.S. Government Agencies				4,215,112
U.S. Government Obligations — 4.4%
United States Treasury Bonds	7.875%	2/15/21	425,000	574,215
United States Treasury Bonds	6.250%	8/15/23	165,000	219,708
United States Treasury Bonds	3.500%	2/15/39	718,000	824,858
United States Treasury Bonds	4.375%	11/15/39	204,000	267,527
United States Treasury Notes	2.250%	11/30/17	984,000	1,017,672
United States Treasury Notes	3.625%	8/15/19	210,000	229,113
United States Treasury Notes	2.625%	8/15/20	2,629,000	2,745,662
United States Treasury Notes	3.125%	5/15/21	150,000	160,980
Total U.S. Government Obligations				6,039,735
Total U.S. Government & Agency Obligations (Cost — $9,751,664)				10,254,847
Total Investments — 99.5% (Cost — $100,001,196)				136,693,954
Other Assets in Excess of Liabilities — 0.5%				709,156
Total Net Assets — 100.0%				$137,403,110

1919 Funds 2014 Annual Report

Schedule of investments (cont'd)

December 31, 2014

1919 Socially Responsive Balanced Fund

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

ADR  — American Depositary Receipts

GO  — General Obligation

PAC  — Planned Amortization Class

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

December 31, 2014

Assets:
Investments in securities at value (cost $100,001,196)	$136,693,954
Cash	784,164
Receivable for Fund shares sold	40,572
Dividends and interest receivable	434,644
Prepaid expenses	27,951
Total Assets	137,981,285
Liabilities:
Payable for Fund shares repurchased	234,705
Investment management fee payable	77,309
Service and/or distribution fees payable	80,383
Trustees' fees payable	3,272
Accrued other expenses	182,506
Total Liabilities	578,175
Net Assets	$137,403,110
Components of Net Assets:
Paid-in capital	$99,637,705
Accumulated net investment (loss)	(5,747)
Accumulated net realized gain on investments	1,078,394
Net unrealized appreciation on investments	36,692,758
Net Assets	$137,403,110
Class A:
Net Assets	$114,507,101
Issued and Outstanding	6,193,573
Net Asset Value, Redemption Price and Offering Price Per Share	$18.49
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$19.62
Class B:^
Net Assets	$3,941,939
Issued and Outstanding	216,214
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.23
Class C:
Net Assets	$14,952,364
Issued and Outstanding	800,071
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.69
Class I:
Net Assets	$4,001,706
Issued and Outstanding	216,635
Net Asset Value, Redemption Price and Offering Price Per Share	$18.47

^  Class B shares are no longer offered for new purchase. Class B shares are available for reinvestment and incoming exchanges

*  Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSS, respectively, if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Statements of operations

	For the Period December 31, 2014*	Year Ended, January 31, 2014
Investment Income:
Dividend income (Net of foreign tax of $14,033 and $10,928, respectively)	$1,295,671	$1,409,219
Interest income	1,077,602	1,289,603
Total Investment Income	2,373,273	2,698,822
Expenses:
Investment management fee (Note 3)	867,978	945,126
Service and/or distribution fees (Note 6)	458,617	497,659
Transfer agent fees and expenses (Note 6)	280,853	360,670
Registration fees	54,399	56,802
Shareholder reporting fees	33,182	27,840
Legal fees	20,250	50,594
Administration and fund accounting fees	27,734	14,324
Audit fees	17,327	27,219
Trustees' fees	11,632	12,524
Custody fees	2,654	1,340
Compliance Fee	855	—
Insurance fees	3,516	3,869
Miscellaneous	7,830	7,288
Total Expenses	1,786,827	2,005,255
Expenses waived by the Adviser	(40)	(2,197)
Net Expenses	1,786,787	2,003,058
Net Investment Income	586,486	695,764
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain from Investment Transactions	17,359,480	12,199,395
Net Change in Unrealized Appreciation/Depreciation on Investments	(2,773,306)	3,807,563
Net Realized and Unrealized Gain on Investments	14,586,174	16,006,958
Net Increase in Net Assets Resulting From Operations	$15,172,660	$16,702,722

*  For the period February 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Period December 31, 2014*/ Year Ended January 31,	2014*	2014	2013
Increase in Net Assets from: Operations:
Net investment income	$586,486	$695,764	$935,896
Net realized gain on investments	17,359,480	12,199,395	8,276,124
Net change in unrealized appreciation/depreciation on investments	(2,773,306)	3,807,563	3,408,602
Net Increase in Net Assets Resulting From Operations	15,172,660	16,702,722	12,620,622
Distributions to shareholders:
From net investment income:
Class A	(741,808)	(778,337)	(1,082,597)
Class B	(1,303)	—	—
Class C	(4,353)	(2,052)	(22,581)
Class I	(33,356)	(30,856)	(16,867)
From net realized gains:
Class A	(15,031,356)	(9,125,245)	—
Class B	(540,513)	(516,768)	—
Class C	(1,908,724)	(876,127)	—
Class I	(511,033)	(308,311)	—
Total Distributions to Shareholders	(18,772,446)	(11,637,696)	(1,122,045)
Capital Transactions (See Note 7):
Net proceeds from shares sold	11,961,741	13,000,370	8,601,171
Reinvestment of distributions	17,912,302	11,191,117	1,078,594
Cost of shares repurchased	(33,915,352)	(26,849,363)	(25,053,749)
Net Decrease in Net Assets From Capital Transactions	(4,041,309)	(2,657,876)	(15,373,984)
Total Increase (Decrease) in Net Assets	(7,641,095)	2,407,150	(3,875,407)
Net Assets:
Beginning of period	145,044,205	142,637,055	146,512,462
End of period	$137,403,110	$145,044,205	$142,637,055
Accumulated undistributed net investment income (loss)	$(5,747)	$91,534	$50,179

*  For the period February 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$19.17	$18.54	$17.12	$16.98	$14.92	$11.90
Income from investment operations:
Net investment income[3]	0.12	0.11	0.14	0.14	0.15	0.17
Net realized and unrealized gain (loss) on investments	2.00	2.15	1.44	0.15	2.08	3.03
Proceeds from settlement of regulatory matter	—	—	—	—	0.04	—
Total income from investment operations	2.12	2.26	1.58	0.29	2.27	3.20
Less distributions:
From net investment income	(0.12)	(0.12)	(0.16)	(0.15)	(0.21)	(0.18)
From net realized gain on investments	(2.68)	(1.51)	—	—	—	—
Total distributions	(2.80)	(1.63)	(0.16)	(0.15)	(0.21)	(0.18)
Net asset value, end of period	$18.49	$19.17	$18.54	$17.12	$16.98	$14.92
Total return[4]	10.98%[5]	12.31%	9.25%	1.75%[6]	15.33%[7]	27.08%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$114,507	$121,901	$121,927	$124,660	$137,999	$131,913
Ratios to average net assets
Gross expenses	1.23%[8]	1.27%	1.30%	1.30%	1.30%	1.29%
Net Expenses[10]	1.23[8,9]	1.27	1.30	1.30	1.30	1.29
Net investment income	0.54[8]	0.59	0.76	0.83	0.94	1.28
Portfolio turnover rate	23%[5]	22%	26%	29%	30%	29%

1  For the period February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.69% for the year ended January 31, 2012.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.06%. Class A received $352,680 related to this distribution.

8  Annualized.

9  As a result of an expense limitation arrangement implemented as of November 7, 2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.27%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$19.03	$18.51	$17.13	$17.01	$14.97	$11.95
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.12)	(0.10)	(0.06)	(0.04)	(0.00)[4]	0.02
Net realized and unrealized gain on investments	2.00	2.13	1.44	0.16	2.06	3.04
Proceeds from settlement of regulatory matter	—	—	—	—	0.19	—
Total income from investment operations	1.88	2.03	1.38	0.12	2.25	3.06
Less distributions:
From net investment income	(0.00)[4]	—	—	(0.00)[4]	(0.21)	(0.04)
From net realized gain on investments	(2.68)	(1.51)	—	—	—	—
Total distributions	(2.68)	(1.51)	0.00	0.00[4]	(0.21)	(0.04)
Net asset value, end of period	$18.23	$19.03	$18.51	$17.13	$17.01	$14.97
Total return[5]	9.84%[6]	11.03%	8.06%	0.72%[7]	15.26%[8]	25.67%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$3,942	$6,433	$8,433	$10,855	$15,666	$18,884
Ratios to average net assets
Gross expenses	2.43%[9]	2.39%	2.41%	2.35%	2.28%	2.46%
Net Expenses[11]	2.43[9,10]	2.39	2.41	2.35	2.28	2.46
Net investment income (loss)	(0.66)[9]	(0.53)	(0.34)	(0.23)	(0.03)	0.12
Portfolio turnover rate	23%[6]	22%	26%	29%	30%	29%

1  For the period February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.60% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 13.98%. Class B received $214,328 related to this distribution.

9  Annualized

10  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

11  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$19.36	$18.73	$17.30	$17.15	$15.07	$12.02
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.03)	(0.02)	0.02	0.03	0.04	0.10
Net realized and unrealized gain on investments	2.05	2.16	1.45	0.16	2.10	3.06
Proceeds from settlement of regulatory matter	—	—	—	—	0.07	0.00
Total income from investment operations	2.02	2.14	1.47	0.19	2.21	3.16
Less distributions:
From net investment income	(0.01)	0.00[4]	(0.04)	(0.04)	(0.13)	(0.11)
From net realized gain on investments	(2.68)	(1.51)	—	—	—	—
Total distributions	(2.69)	(1.51)	(0.04)	(0.04)	(0.13)	(0.11)
Net asset value, end of period	$18.69	$19.36	$18.73	$17.30	$17.15	$15.07
Total return[5]	10.30%[6]	11.51%	8.50%	1.09%[7]	14.75%[8]	26.40%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$14,952	$12,122	$10,635	$10,003	$11,511	$10,078
Ratios to average net assets
Gross expenses	1.93%[9]	1.98%	1.98%	1.96%	2.01%	1.80%
Net Expenses[10]	1.92[9,11,12]	1.98	1.98	1.96	2.01	1.80
Net investment income (loss)	(0.15)[9]	(0.12)	0.09	0.17	0.23	0.77
Portfolio turnover rate (loss)	23%[6]	22%	26%	29%	30%	29%

1  For the period February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized.

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.04% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 14.28%. Class C received $47,518 related to this distribution.

9  Annualized.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

11  As a result of an expense limitation arrangement implemented November 7, 2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.98%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

12  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$19.15	$18.54	$17.12	$16.99	$14.92	$11.90
Income from investment operations:
Net investment income[3]	0.18	0.17	0.19	0.19	0.20	0.24
Net realized and unrealized gain on investments	1.99	2.14	1.44	0.14	2.09	3.02
Total income from investment operations	2.17	2.31	1.63	0.33	2.29	3.26
Less distributions:
From net investment income	(0.17)	(0.19)	(0.21)	(0.20)	(0.22)	(0.24)
From net realized gain on investments	(2.68)	(1.51)	—	—	—	—
Total distributions	(2.85)	(1.70)	(0.21)	(0.20)	(0.22)	(0.24)
Net asset value, end of period	$18.47	$19.15	$18.54	$17.12	$16.99	$14.92
Total return[4]	11.31%[5]	12.61%	9.60%	1.99%[6]	15.51%	27.67%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$4,002	$4,588	$1,642	$994	$1,141	$46
Ratios to average net assets
Gross expenses	1.02%[7]	1.07%	1.05%	1.16%	1.08%	0.81%
Net Expenses[8,9]	0.97[7,10]	1.00	1.00[10]	1.00[10]	0.95[10]	0.81
Net investment income	0.81[7]	0.85	1.07	1.12	1.25	1.71
Portfolio turnover rate	23%[5]	22%	26%	29%	30%	29%

1  For the period February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.93% for the year ended January 31, 2012.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2014 Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2014 Annual Report

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

1919 FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$110,863,734	$—	$—	$110,863,734
Total long-term investments	$110,863,734	$—	$—	$110,863,734
Total investments	$110,863,734	$—	$—	$110,863,734

1919 MARYLAND TAX-FREE INCOME FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$148,455,540	$—	$148,455,450
Total investments	$—	$148,455,540	$—	$148,455,450

1919 SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$95,354,668	$—	$—	$95,354,668
Asset-Backed Securities	—	693,735	—	693,735
Collateralized Mortgage Obligations	—	1,559,110	—	1,559,110
Corporate Bonds	—	26,013,111	—	26,013,111
Mortgage-Backed Securities	—	2,365,668	—	2,365,668
Municipal Bonds	—	452,815	—	452,815
U.S. Government & Agency Obligations	—	10,254,847	—	10,254,847
Total long-term investments	$95,354,668	$41,339,286	$—	$136,693,954
Total investments	$95,354,668	$41,339,286	$—	$136,693,954

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2014 Annual Report

Notes to financial statements (cont'd)

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at year end. There were no Level 3 securities held at period end.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund acquires a debt security subject to an obligation of the seller to repurchase, and of the fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the fund's holding period. When entering into repurchase agreements, it is the Funds' policy that the custodian or a third party custodian, acting on the Funds' behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

1919 Funds 2014 Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(f) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Funds 2014 Annual Report

Notes to financial statements (cont'd)

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income and of net realized gains, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis, and distributions of realized gains, if any, are declared annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Funds' cash on deposit with the bank.

(k) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of December 31, 2014, open tax years for the Financial Services Fund and Maryland Fund include the tax years ended March 31, 2012 through 2014.

1919 Funds 2014 Annual Report

As of December 31, 2014, open tax years for the Socially Responsive Fund include the tax years ended January 31, 2012 through 2014. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel and served as sub-advisor to the Predecessor Funds. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Funds, and Western Asset Management managed the Predecessor Funds' cash and short-term investments. Prior to the reorganization, the investment management fees paid as a percentage of average net assets were as follows: 0.80% for the Financial Services Fund, 0.55% for Maryland Tax-Free Fund, and 0.65% for the Socially Responsive Fund.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
1919 Financial Services Fund	0.80% on average net assets
1919 Maryland Tax-Free Income Fund	0.55% on average net assets
1919 Socially Responsive Balanced Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below. This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board's consent.

Fund	Class A	Class B	Class C	Class I
1919 Financial Services Fund	1.46%	N/A	2.13%	1.05%
1919 Maryland Tax-Free Income Fund	0.75%	N/A	1.30%	0.60%
1919 Socially Responsive Balanced Fund	1.27%	2.39%	1.98%	1.00%

Prior to the conversion, the Predecessor Funds had similar agreements to limit the operating expenses of each Fund as follows:

Predecessor Fund	Class A	Class B	Class C	Class I
LMIC Financial Services Fund	1.50%	N/A	2.25%	1.25%
LMIC Maryland Tax-Free Income Trust	0.75%	N/A	1.30%	0.60%
LMIC Social Awareness Balanced Fund	N/A	N/A	N/A	1.00%

1919 Funds 2014 Annual Report

Notes to financial statements (cont'd)

These arrangements are expected to continue until December 31, 2016, and may not be terminated or amended prior to that date by agreement of the Adviser and the Board. After that date, the arrangements may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. For the Financial Services Fund and the Socially Responsive Fund, the Adviser may request recoupment for management fee waivers and Fund expense payments during the same fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the Maryland Fund, the Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Amounts waived prior to the conversion are not available for recoupment. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board. The amounts waived are detailed on each Fund's Statement of Operations.

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. Each Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum and $10,000 for each share class in excess of two, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

Quasar Distributors, LLC ("Quasar") acts as the principal underwriter in a continuous offering of the Funds' shares. Prior to the conversion, Legg Mason Investor Services, LLC ("LMIS"), a wholly-owned broker-dealer subsidiary of Legg Mason, served as the Funds' sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00%

1919 Funds 2014 Annual Report

annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the periods ended December 31, 2014, Quasar, LMIS or their affiliates retained sales charges of $14,191, $2,515, and $17,180 on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund, respectively. In addition, for the periods ended December 31, 2014, CDSCs paid to Quasar, LMIS or their affiliates were:

CDSCs	Class A	Class B	Class C
1919 Financial Services Fund	$1,911	N/A	$1,378
1919 Maryland Tax-Free Income Fund	$—	N/A	$533
1919 Socially Responsive Balanced Fund	$—	$654	$104

Note 4. Investments transactions

During the periods ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

1919 FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$12,706,136	—
Sales	$30,478,731	—

1919 MARYLAND TAX-FREE INCOME FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$1,732,000	—
Sales	$14,792,890	—

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$31,588,800	$1,178,390
Sales	$50,300,898	$1,638,966

1919 Funds 2014 Annual Report

Notes to financial statements (cont'd)

Note 5. Income tax information and distributions to shareholders

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Cost of Investments for tax purposes	$72,163,015	$138,668,012	$100,328,422
Gross tax unrealized appreciation	38,942,370	13,287,639	38,364,565
Gross tax unrealized depreciation	(241,670)	(3,500,111)	(1,999,033)
Net tax unrealized appreciation on investment	38,700,700 *	9,787,528	36,365,532
Undistributed ordinary income	34,158	—	23,447
Undistributed tax-exempt income	—	161,820	—
Undistributed long-term capital gains	830,465	—	1,405,620
Capital loss carryforwards	—	(1,000,648)	—
Other book/tax temporary differences	(30,036)	(137,267)	(29,194)
Total accumulated earnings	$39,535,287	$8,811,433	$37,765,405

*  Includes appreciation/depreciation on foreign currency.

The tax character of distributions paid during the periods ended December 31, 2014, and the prior two fiscal years for each Fund was as follows:

1919 FINANCIAL SERVICES FUND

	Period Ended December 31, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013
Distribution Paid From:
Ordinary Income	$410,297	$165,003	$150,007
Net Long Term Capital Gains	2,522,883	—	—

1919 MARYLAND TAX-FREE INCOME FUND

	Period Ended December 31, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013
Distribution Paid From:
Tax Exempt Income	$4,244,810	$6,330,329	$6,746,832
Ordinary Income	130,997	80,348	67,827

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Period Ended December 31, 2014	Year Ended January 31, 2014	Year Ended January 31, 2013
Distribution Paid From:
Ordinary Income	$1,890,743	$811,245	$1,122,045
Net Long Term Capital Gains	16,881,703	10,826,451	—

1919 Funds 2014 Annual Report

GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage and asset-backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the periods ended December 31, 2014, the following table shows the reclassifications made:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)
1919 Financial Services Fund	$(1,646)	$1,646
1919 Maryland Tax-Free Income Fund	—	—
1919 Socially Responsive Balanced Fund	97,053	(97,053)

As of December 31, 2014, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs originated in tax years beginning after December 22, 2010 can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year. CLCFs originating in tax year beginning before December 22, 2010 may be carried forward, subject to certain limitations, for up to eight succeeding tax years, after which any unutilized CLCFs expire.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2014, the Funds deferred, on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Capital Loss Carryovers — expires 2016	$—	$235,583	—
Capital Loss Carryovers — Short-Term	—	749,176	—
Capital Loss Carryovers — Long-Term	—	15,889	—
Post-October Losses	—	—	—

During the tax period ended December 31, 2014, the Financial Services Fund utilized $243,937 of its CLCF to offset taxable gains.

1919 Funds 2014 Annual Report

Notes to financial statements (cont'd)

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares are reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
1919 Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
1919 Maryland Tax-Free Income Fund	0.15%	N/A	N/A	0.25%	0.45%
1919 Socially Responsive Balanced Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the periods ended December 31, 2014 and last fiscal year (as indicated), class specific expenses were as follows:

1919 FINANCIAL SERVICES FUND

	December 31, 2014		March 31, 2014
	Service and/or Distribution fees	Transfer Agent Fees	Service and/or Distribution fees	Transfer Agent Fees
Class A	$133,817	$112,558	$151,223	$141,110
Class C	190,444	28,852	213,214	31,195
Class I	—	21,133	—	14,130
Total	$324,261	$162,543	$364,437	$186,435

1919 MARYLAND TAX-FREE INCOME FUND

	December 31, 2014		March 31, 2014
	Service and/or Distribution fees	Transfer Agent Fees	Service and/or Distribution fees	Transfer Agent Fees
Class A	$125,085	$42,726	$195,312	$10,265
Class C	144,755	14,544	224,792	22,433
Class I	—	18,642	—	52,480
Total	$269,840	$75,912	$420,104	$85,178

1919 SOCIALLY RESPONSIVE BALANCED FUND

	December 31, 2014		January 31, 2014
	Service and/or Distribution fees	Transfer Agent Fees	Service and/or Distribution fees	Transfer Agent Fees
Class A	$281,518	$222,056	$308,213	$285,262
Class B	49,076	31,797	74,419	44,650
Class C	128,023	18,768	115,027	21,959
Class I	—	8,232	—	8,799
Total	$458,617	$280,853	$497,659	$360,670

1919 Funds 2014 Annual Report

Note 7. Shares of beneficial interest

At December 31, 2014, the Funds had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Period Ended December 31, 2014		Year Ended March 31, 2014		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	454,202	$8,479,937	2,282,856	$38,704,910	1,026,231	$13,569,513
Shares issued on reinvestment	79,804	1,558,913	3,782	68,041	6,507	85,176
Shares repurchased	(1,339,019)	(25,025,020)	(916,590)	(15,679,577)	(591,320)	(7,779,372)
Net increase (decrease)	(805,013)	$(14,986,170)	1,370,048	$23,093,374	441,418	$5,875,317
Class B†
Shares sold	—	—	—	—	2,916	$33,739
Shares repurchased	—	—	—	—	(309,816)	(3,801,440)
Net (decrease)	—	—	—	—	(306,900)	$(3,767,701)
Class C
Shares sold	109,287	$1,935,141	433,918	$7,169,900	119,344	$1,572,483
Shares issued on reinvestment	29,657	546,751	—	—	—	—
Shares repurchased	(247,875)	(4,381,143)	(124,659)	(2,006,677)	(285,213)	(3,529,765)
Net increase (decrease)	(108,931)	$(1,899,251)	309,259	$5,163,223	(165,869)	$(1,957,282)
Class I
Shares sold	366,091	$6,840,285	518,166	$8,984,023	443,467	$5,896,571
Shares issued on reinvestment	30,074	590,002	4,741	85,535	4,439	58,196
Shares repurchased	(476,463)	(8,932,975)	(137,235)	(2,371,497)	(58,291)	(769,852)
Net increase (decrease)	(80,298)	$(1,502,688)	385,672	$6,698,061	389,615	$5,184,915

†  On December 14, 2012, the Fund converted its Class B shares into Class A shares.

1919 Funds 2014 Annual Report

Notes to financial statements (cont'd)

1919 MARYLAND TAX-FREE INCOME FUND

	Period Ended December 31, 2014		Year Ended March 31, 2014		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	86,329	$1,416,997	258,882	$4,290,184	700,943	$12,037,051
Shares issued on reinvestment	176,109	2,889,901	264,462	4,340,041	276,767	4,757,823
Shares repurchased	(1,193,348)	(19,579,118)	(2,134,806)	(35,122,123)	(997,020)	(17,127,849)
Net (decrease)	(930,910)	$(15,272,220)	(1,611,462)	$(26,491,898)	(19,310)	$(332,975)
Class C
Shares sold	96,183	$1,579,049	205,369	$3,400,875	480,081	$8,252,690
Shares issued on reinvestment	34,597	567,714	51,205	840,166	49,719	854,590
Shares repurchased	(253,726)	(4,159,806)	(706,008)	(11,604,193)	(267,738)	(4,597,274)
Net increase (decrease)	(122,946)	$(2,013,043)	(449,434)	$(7,363,152)	262,062	$4,510,006
Class I
Shares sold	534,797	$8,758,009	316,055	$5,211,621	386,416	$6,650,093
Shares issued on reinvestment	24,957	409,728	34,274	562,815	33,157	570,139
Shares repurchased	(382,408)	(6,280,134)	(663,606)	(10,846,639)	(239,743)	(4,114,494)
Net increase (decrease)	177,346	$2,887,603	(313,277)	$(5,072,203)	179,830	$3,105,738

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Period Ended December 31, 2014		Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	337,033	$6,756,049	369,191	$7,196,534	366,069	$6,535,786
Shares issued on reinvestment	816,186	15,404,538	505,789	9,676,106	58,887	1,049,370
Shares repurchased	(1,318,805)	(26,683,896)	(1,091,557)	(21,312,920)	(1,130,714)	(20,151,701)
Net (decrease)	(165,586)	$(4,523,309)	(216,577)	$(4,440,280)	(705,758)	$(12,566,545)
Class B
Shares sold	262	$4,862	1,366	$26,999	2,594	$45,473
Shares issued on reinvestment	28,819	536,771	27,048	513,119	—	—
Shares repurchased	(150,947)	(3,013,063)	(146,041)	(2,828,311)	(180,727)	(3,209,262)
Net (decrease)	(121,866)	$(2,471,430)	(117,627)	$(2,288,193)	(178,133)	$(3,163,789)
Class C
Shares sold	161,478	$3,255,238	117,027	$2,306,452	69,830	$1,256,717
Shares issued on reinvestment	83,715	1,591,938	38,259	738,092	1,033	18,630
Shares repurchased	(71,178)	(1,447,439)	(96,947)	(1,913,663)	(81,448)	(1,459,545)
Net increase (decrease)	174,015	$3,399,737	58,339	$1,130,881	(10,585)	$(184,198)
Class I
Shares sold	95,943	$1,945,592	178,071	$3,470,385	42,848	$763,195
Shares issued on reinvestment	20,152	379,055	13,806	263,800	594	10,594
Shares repurchased	(139,040)	(2,770,954)	(40,868)	(794,469)	(12,948)	(233,241)
Net increase (decrease)	(22,945)	$(446,307)	151,009	$2,939,716	30,494	$540,548

1919 Funds 2014 Annual Report

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	1/31/2015	$0.052526	$0.044819	$0.054646

The Funds has determined that there were no other subsequent events that would need to be disclosed in the financial statements.

Note 9. Change in independent registered public accounting firm

KPMG, LLP served as the independent registered public accounting firm for the LMIC Financial Services Fund and the LMIC Socially Responsive Balanced Fund to audit the financial statements for the fiscal year ending March 31, 2014 and January 31, 2014, respectively.

PWC served as the independent registered public accounting firm for the LMIC Maryland Tax-Free Trust to audit the financial statements for the fiscal year ending March 31, 2014.

The Trust engaged BBD, LLP on November 10, 2014, as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal periods ending December 31, 2014.

The reports of KPMG, LLP on the financial statements for the fiscal years ended March 31, 2014, and January 31, 2014, for the Financial Services Fund and Socially Responsive Fund, respectively, contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle preceding fiscal years.

The report of PWC on the financial statements of the Maryland Fund for the fiscal year ended March 31, 2014, contained no adverse opinion or disclaimer of opinion, and was not qualified as to uncertainty, audit scope or accounting principle.

In connection with the Funds' predecessor audits for the preceding fiscal years, there have been no disagreements with KPMG, LLP or PWC, as applicable, on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, LLP or PWC, as applicable, would have caused them to make reference thereto in their report on the financial statements for such periods.

1919 Funds 2014 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Trust for Advised Portfolios and the Shareholders of
1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund and,
1919 Socially Responsive Balanced Fund

We have audited the accompanying statements of assets and liabilities of the 1919 Financial Services Fund (formerly know as Legg Mason Investment Council Financial Services Fund), 1919 Maryland Tax-Free Income Fund (formerly known as Legg Mason Investment Counsel Maryland Tax-Free Income Trust) and 1919 Socially Responsive Balanced Fund (formerly know as Legg Mason Investment Counsel Social Awareness Fund) and (the "Funds"), each a series of shares of beneficial interest in the Trust for Advised Portfolios, including the schedules of investments, as of December 31, 2014, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of operations for the year ended March 31, 2014 and the statements of changes in net assets for each of the years in the two year period ended March 31, 2014 and the financial highlights for each of the years in the five year period ended March 31, 2014 of the 1919 Financial Services Fund were audited by other auditors whose report dated May 14, 2014, expressed an unqualified opinion on such financial statements and financial highlights. The statement of operations for the year ended March 31, 2014 and the statements of changes in net assets for each of the years in the two year period ended March 31, 2014 and the financial highlights for each of the years in the five year period ended March 31, 2014 of the 1919 Maryland Tax-Free Income Fund were audited by other auditors whose report dated May 15, 2014, expressed an unqualified opinion on such financial statement and financial highlights. The statement of operations for the year ended January 31, 2014 and the statements of changes in net assets for each of the years in the two year period ended January 31, 2014 and the financial highlights for each of the years in the five year period ended January 31, 2014 of the 1919 Socially Responsive Balanced Fund were audited by other auditors whose report dated March 18, 2014, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and brokers and by other appropriate auditing procedures where responses from brokers were not received. An audit also includes

1919 Funds 2014 Annual Report

Report of independent registered public accounting firm (cont'd)

assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund and 1919 Socially Responsive Balanced Fund, as of December 31, 2014, and the results of their operations, the changes in their net assets and their financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

  BBD, LLP

Philadelphia, Pennsylvania
March 2, 2015

1919 Funds 2014 Annual Report

1919 Funds

Other Information (unaudited)

December 31, 2014

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the year ended June 30, 2014 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

The percentage of the ordinary income distributions paid monthly by the Maryland Tax-Free Income Fund from April 2014 through December 2014 qualifying as tax-exempt interest dividends for Federal income tax purposes is 97.02%.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income for the periods ended December 31, 2014, designated as qualified dividend/net interest income for the Funds is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Socially Responsive Balanced Fund	93.06

The percentage of ordinary income distributions paid monthly the 1919 Maryland Tax-Free Income Fund for the period ended December 31, 2014, was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended December 31, 2014, is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Maryland Tax-Free Income Fund	0.00
1919 Socially Responsive Balanced Fund	84.85

1919 Funds 2014 Annual Report

1919 Funds

Other Information (unaudited) (cont'd)

December 31, 2014

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the period ended December 31, 2014, by Funds is as follows:

Percentage
1919 Financial Services Fund	0.00%
1919 Maryland Tax-Free Income Fund	0.00
1919 Socially Responsive Balanced Fund	58.70

1919 Funds 2014 Annual Report

Approval of Investment Advisory Agreement for
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund (unaudited)

At a meeting held on August 11-12, 2014, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all Trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), approved a new investment advisory agreement ("Advisory Agreement") with 1919 Investment Counsel, LLC (the "Adviser" or "1919") for the 1919 Financial Services Fund, the 1919 Socially Responsive Balanced Fund, and the 1919 Maryland Tax-Free Income Fund (collectively, the "Funds"), each a new series of the Trust. The Advisory Agreement took effect on November 10, 2014, after shareholders of corresponding Legg Mason Investment Counsel Funds called the Legg Mason Investment Counsel Financial Services Fund, the Legg Mason Investment Counsel Social Awareness Fund, and the Legg Mason Investment Counsel Maryland Tax-Free Income Trust (collectively, the "LMIC Funds"), approved the reorganization of the LMIC Funds into each of the corresponding Funds. Ahead of the August meeting, the Board received and reviewed information regarding each Fund, the Adviser, and the services to be provided by the Adviser to each Fund under the Advisory Agreement and generally observed that those services would be substantially identical to the services currently provided to the corresponding LMIC Fund under the prior arrangements with the Adviser.

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services to be provided by the Adviser to each Fund, the Trustees took into account that the portfolio management services previously provided when 1919 served as sub-adviser to each of the LMIC Funds will be identical to those to be provided to each of the Funds by 1919. The Board reviewed the proposed services that 1919 would provide to the Funds as investment adviser, noting to what degree those services extended beyond portfolio management. The Board considered 1919's specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Funds, and that each of the LMIC Funds' portfolio managers remained with 1919 after the reorganizations.

•  The Board considered the past performance of the LMIC Funds, since the Funds would retain the performance of each corresponding LMIC Fund. The Trustees also considered the structure of the compliance procedures and the trading capability of 1919. The Board concluded that 1919 had sufficient quality and depth of personnel, resources, investment

1919 Funds 2014 Annual Report

methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•  The Trustees then considered the anticipated cost of the proposed services and the proposed structure and level of the advisory fees. The Trustees noted that there were no proposed redemption fees for the Funds and that there was a sales charge for Class A and C shares. The Trustees also noted that the Class FI and R shares would not be offered to shareholders at this time. The Trustees noted that the Funds proposed entering into an Operating Expenses Limitation Agreement with the Trust on behalf of the Funds, whereby 1919 would limit the Funds' expenses, excluding acquired fund fees and expenses, interest expense, and dividends on securities sold short and extraordinary expenses which were the same as the expense limitations under each of the corresponding LMIC Funds. The Trustees also considered that the 1919 Socially Responsive Balanced Fund would have a lower effective investment advisory fee than its corresponding LMIC Fund. The Trustees considered each Fund's proposed investment advisory fee schedule in comparison to the range of advisory fees charged by comparable funds, noting that each Fund's fee was within the range charged by such comparable funds. After discussing other questions and reviewing the materials that were provided by 1919, the Trustees concluded that the fees to be received by 1919 were fair and reasonable.

•  The Trustees discussed the likely overall profitability of 1919 from managing the Funds. In assessing profitability, the Trustees reviewed 1919's financial information provided in the Board materials and took into account both the likely direct and indirect benefits to 1919 from managing the Funds. The Trustees concluded that 1919's profit from managing the Funds would likely not be excessive and, after review of relevant financial information, 1919 appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds. The Trustees considered that 1919 had significant experience advising the Funds and that the portfolio managers and strategies for each of the Funds would remain. They further considered whether 1919 would be prepared to assume the role of investment adviser rather than its current role as sub-adviser, and concluded that based on its experience as sub-adviser to the Funds and association with Stifel, 1919 would be able to assume that role.

•  The Trustees considered the current asset levels of the existing funds and whether 1919 would realize economies of scale in the management of the Funds as they grow in size. The Trustees noted 1919's willingness to monitor the Funds and share any such economies should they develop in the future. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

1919 Funds 2014 Annual Report

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Trustee and Officer Information

December 31, 2014

Non-Interested Trustees:

John Chrystal
615 E. Michigan Street
Milwaukee, WI 53202
Age	56
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J.
615 E. Michigan Street
Milwaukee, WI 53202
Age	71
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None
David S. Krause
615 E. Michigan Street
Milwaukee, WI 53202
Age	60
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None

1919 Funds 2014 Annual Report

Non-Interested Trustees cont'd

Harry E. Resis
615 E. Michigan Street
Milwaukee, WI 53202
Age	69
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2012
Principal occupation(s) during past 5 years	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None

Interested Trustee:

Ian Martin
615 E. Michigan Street
Milwaukee, WI 53202
Age	46
Position(s) held with Trust	Trustee[2]
Term of office[1] and length of time served	Since 2013
Principal occupation(s) during past 5 years	Executive Vice President, U.S. Bancorp Fund Services, LLC
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None

Officers:

Christopher E. Kashmerick[3]
615 E. Michigan Street
Milwaukee, WI 53202
Age	40
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A

1919 Funds 2014 Annual Report

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Trustee and Officer Information (cont'd)

December 31, 2014

Officers cont'd

Steven J. Jensen
615 E. Michigan Street
Milwaukee, WI 53202
Age	57
Position(s) held with Trust	Vice President, Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008 – 2011).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A
Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Age	34
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A
Wendy M. Barron
615 E. Michigan Street
Milwaukee, WI 53202
Age	36
Position(s) held with Trust	Assistant Treasurer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008 – present)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A

1919 Funds 2014 Annual Report

Officers cont'd

Jeanine M. Bajczyk, Esq.
615 E. Michigan Street
Milwaukee, WI 53202
Age	49
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A

1  Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

2  Mr. Martin is an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust's distributor.

3  Though Mr. Kashmerick is the President of the Trust, he is not a Trustee and has no voting authority.

The Fund's Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling (844) 886-9704.

1919 Funds 2014 Annual Report

Investment adviser

1919 Investment Counsel, LLC
100 International Drive, 5th Floor
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Annual Report

December 31, 2014

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to Shareholders	II
Fund Performance	1
Fund Expenses	3
Portfolio at a Glance	4
Schedule of Investments	5
Statement of Assets and
Liabilities	13
Statement of Operations	14
Statement of Changes in
Net Assets	15
Financial Highlights	16
Notes to Financial
Statements	17
Report of Independent Registered Public
Accounting Firm	24
Other Information	25
Approval of Investment
Advisory Agreement	26
Trustee and Officer
Information	28
Directory of Fund's Service Providers	Back Cover

Letter to Shareholders

Dear Shareholder,

On November 10, 2014, Stifel Financial Corp., a financial services holding company, completed its acquisition of our parent company, Legg Mason Investment Counsel & Trust Co., N.A. from Legg Mason, Inc. To reflect our new role as investment adviser to the 1919 Variable Socially Responsive Balanced Fund (the "Fund"), as well as our company's established history in the investment management industry, we have rebranded ourselves as 1919 Investment Counsel, LLC and have now attached the 1919 name to the Fund, which demonstrates this successful transition.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased the Fund's exposure to the Industrials and Financials sectors and decreased exposure to the Consumer Discretionary and Consumer Staples sectors. During the second half of the year we increased the Fund's exposure to the Healthcare and Information Technology sectors and decreased exposure to the Energy sector.

Throughout the year, we maintained an overweight in the Healthcare, Industrials and Information Technology sectors and an underweight in the Materials, Telecommunications and Utilities sectors.

In the fixed-income portion of the Fund we continued to purchase primarily corporates in the 5-12 year part curve, driven by our forecast for a flatter yield curve.(i) With relatively low yields, our preference continued to be for securities that offered some additional spread over Treasuries. As yields on the long end of the curve experienced temporary spikes, we increased our buying of bonds with maturities over 10 years.

In the equity portion of the Fund, our stock selection in the Healthcare, Materials and Industrials sectors contributed to relative performance. In terms of sector positioning, our overweighting in the Healthcare, Consumer Staples and Information Technology sectors and underweighting in the Telecommunications and Consumer Discretionary sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Allergan, Apple, CVS Healthcare, United Pacific and Wells Fargo.

In the fixed-income portion of the Fund, the leading contributor to performance was the overweight to corporates, in particular

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
ii

to the finance sector. On an individual security basis, the largest contributors to return were several corporate issues in the finance sector and longer-dated Treasury and Agency securities.

In the equity portion of the Fund, our stock selection in the Information Technology, Energy and Financials sectors detracted from relative results. In terms of sector positioning, our overweighting in the Financials and Industrials sectors and our underweighting in the Utilities sector also detracted from performance. On an individual stock basis, the largest detractors from performance were Noble energy, FMC Technologies, Arch Capital Group, Vmware and Quanta Services.

In the fixed-income portion of the Fund, the leading detractor was the shorter duration(ii) and underweight to Treasuries and mortgage-backed securities. On an individual security basis, the largest detractors from performance were some mortgages and shorter-dated corporate securities.

Thank you for your investment in 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Stock prices are subject to market fluctuations and fixed-income securities are subject to credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. Also, because the Fund uses a social awareness criterion, there may be a smaller universe of investments. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. This risk is greater in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Funds social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
iii

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Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund over ten years. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Total Returns as of December 31, 2014

	1 Year	5 Years*	10 Years*
1919 Variable Socially Responsive Balanced Fund	9.30%	10.00%	6.32%
S&P 500 TR(iii)	13.69	15.45	7.67
Barclays U.S. Aggregate Index(iv)	5.97	4.45	4.71
Blended S&P 500 Index (70%) Barclays U.S. Aggregate Index (30%)(v)	11.39	12.27	7.03

*  Average annualized returns

As of the Fund's current prospectus dated November 10, 2014, the gross total annual operating expense ratios were 1.05%. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
1

Fund performance (unaudited) (cont'd)

(i)  The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

(ii)  Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

(iii)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(iv)  The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(v)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Must be preceded or accompanied by the Prospectus.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
2

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2014 and held for the six months ended December 31, 2014.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
3.49%	$1,000.00	$1,034.90	0.90%	$4.62

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
5.00%	$1,000.00	$1,020.67	0.90%	$4.58

1  For the six months ended December 31, 2014.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of December 31, 2014 and December 31, 2013. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
4

Schedule of investments

December 31, 2014

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 70.0%
Consumer Discretionary — 8.6%
Auto Components — 1.6%
BorgWarner Inc.	13,710	$753,364
Hotels, Restaurants & Leisure — 1.3%
Yum! Brands Inc.	8,740	636,709
Multiline Retail — 1.8%
Target Corp.	11,120	844,119
Specialty Retail — 1.9%
TJX Cos Inc.	12,960	888,797
Textiles, Apparel & Luxury Goods — 2.0%
VF Corp.	12,740	954,226
Total Consumer Discretionary		4,077,215
Consumer Staples — 8.1%
Beverages — 0.8%
PepsiCo Inc.	4,215	398,570
Food & Staples Retailing — 2.7%
CVS Health Corp.	13,330	1,283,812
Food Products — 1.8%
Darling International Inc.	17,700	321,432	*
General Mills Inc.	9,965	531,434
Total Food Products		852,866
Household Products — 0.4%
Procter & Gamble Co.	2,167	197,392
Personal Products — 2.4%
Estee Lauder Cos. Inc., Class A Shares	14,580	1,110,996
Total Consumer Staples		3,843,636
Energy — 6.9%
Energy Equipment & Services — 5.8%
FMC Technologies Inc.	12,590	589,715	*
National Oilwell Varco Inc.	8,920	584,528
Schlumberger Ltd.	10,100	862,641
Tetra Tech Inc.	27,720	740,124
Total Energy Equipment & Services		2,777,008
Oil, Gas & Consumable Fuels — 1.1%
Noble Energy Inc.	10,600	502,758
Total Energy		3,279,766

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
5

Schedule of investments (cont'd)

December 31, 2014

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Financials — 11.2%
Banks — 4.9%
US Bancorp	24,180	$1,086,891
Wells Fargo & Co.	22,430	1,229,613
Total Banks		2,316,504
Capital Markets — 2.2%
Invesco Ltd.	12,480	493,210
T. Rowe Price Group Inc.	6,300	540,918
Total Capital Markets		1,034,128
Consumer Finance — 2.2%
American Express Co.	5,720	532,189
Discover Financial Services	7,970	521,955
Total Consumer Finance		1,054,144
Insurance — 1.2%
ACE Ltd.	4,730	543,382
Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp.	4,370	343,919
Total Financials		5,292,077
Health Care — 10.4%
Biotechnology — 2.2%
Alexion Pharmaceuticals Inc.	2,940	543,988	*
Gilead Sciences Inc.	5,410	509,947	*
Total Biotechnology		1,053,935
Health Care Providers & Services — 3.3%
Express Scripts Holding Co.	7,500	635,025	*
UnitedHealth Group Inc.	9,220	932,050
Total Health Care Providers & Services		1,567,075
Health Care Technology — 2.7%
Cerner Corp.	19,930	1,288,674	*
Pharmaceuticals — 2.2%
Allergan Inc.	2,060	437,935
Novo Nordisk A/S, ADR	13,940	589,941
Total Pharmaceuticals		1,027,876
Total Health Care		4,937,560
Industrials — 7.6%
Airlines — 1.7%
Delta Air Lines Inc.	16,120	792,943
Construction & Engineering — 1.2%
Quanta Services Inc.	19,870	564,109	*

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Machinery — 3.0%
Danaher Corp.	12,330	$1,056,804
Illinois Tool Works Inc.	3,990	377,853
Total Machinery		1,434,657
Road & Rail — 1.7%
Union Pacific Corp.	7,030	837,484
Total Industrials		3,629,193
Information Technology — 13.3%
Communications Equipment — 1.5%
QUALCOMM Inc.	9,370	696,472
Electronic Equipment, Instruments & Components — 1.2%
Ingenico, ADR	26,460	555,660
Internet Software & Services — 4.8%
eBay Inc.	10,910	612,269	*
Google Inc., Class A Shares	860	452,704	*
Google Inc., Class C Shares	860	456,368	*
LinkedIn Corp., Class A Shares	3,230	741,963	*
Total Internet Software & Services		2,263,304
IT Services — 0.8%
Visa Inc., Class A Shares	1,550	406,410
Software — 1.4%
VMware Inc., Class A Shares	8,430	695,644	*
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	10,080	1,112,630
NetApp Inc.	14,150	586,517
Total Technology Hardware, Storage & Peripherals		1,699,147
Total Information Technology		6,316,637
Materials — 2.2%
Chemicals — 2.2%
Air Products & Chemicals Inc.	5,085	733,410
Potash Corp. of Saskatchewan Inc.	9,020	318,586
Total Chemicals		1,051,996
Total Materials		1,051,996
Utilities — 1.6%
Water Utilities — 1.6%
American Water Works Co. Inc.	14,560	776,048
Total Utilities		776,048
Total Common Stocks (Cost — $20,999,145)		33,204,128

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
7

Schedule of investments (cont'd)

December 31, 2014

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.5%
Nelnet Student Loan Trust, 2008-2 A4	1.955%	6/26/34	$222,000	$231,593	(a)
Total Asset-Backed Securities (Cost — $230,490)				231,593
Collateralized Mortgage Obligations — 0.8%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.795%	12/10/49	49,969	50,438	(a)
Freddie Mac REMIC, 2837 ED	5.000%	8/15/19	1,523	1,550
Freddie Mac REMIC, 3835 BA	4.000%	8/15/38	95,575	102,230
Fannie Mae REMIC, 53 CY	4.000%	6/25/41	20,958	22,367
Government National Mortgage Association, 46 G	4.500%	9/20/34	23,300	23,434
Government National Mortgage Association, 93 PB	3.000%	12/16/38	79,240	81,259
Government National Mortgage Association, 56 BA	4.500%	2/20/36	118,496	122,466
Total Collateralized Mortgage Obligations (Cost — $408,431)				403,744
Corporate Bonds — 18.1%
Consumer Discretionary — 1.9%
Automobiles — 0.3%
Ford Motor Credit Co. LLC	8.000%	12/15/16	115,000	128,820
Media — 1.6%
Comcast Corp.	3.375%	2/15/25	70,000	71,665
Comcast Corp.	5.650%	6/15/35	200,000	248,649
DIRECTV Holdings LLC / DIRECTV Financing Co Inc	4.450%	4/1/24	150,000	157,243
Scripps Networks Interactive Inc	2.750%	11/15/19	40,000	40,212
Thomson Reuters Corp.	1.300%	2/23/17	50,000	49,764
Viacom Inc.	2.500%	9/1/18	50,000	50,486
Viacom Inc.	4.500%	3/1/21	125,000	134,376
Total Media				752,395
Total Consumer Discretionary				881,215
Consumer Staples — 0.6%
Beverages — 0.6%
PepsiCo Inc.	5.000%	6/1/18	245,000	271,114
Total Consumer Staples				271,114
Energy — 0.9%
Energy Equipment & Services — 0.1%
FMC Technologies Inc.	2.000%	10/1/17	50,000	49,675
Oil, Gas & Consumable Fuels — 0.8%
ONEOK Partners LP	2.000%	10/1/17	50,000	49,754
Petrobras International Finance Co.	3.500%	2/6/17	250,000	239,353
Statoil ASA	3.125%	8/17/17	70,000	73,178
Total Oil, Gas & Consumable Fuels				362,285
Total Energy				411,960

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
8

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 9.4%
Banks — 4.9%
Bank of America Corp.	1.350%	11/21/16	$200,000	$199,523
Bank of America Corp.	5.625%	10/14/16	250,000	267,835
Bank of Montreal	1.400%	9/11/17	75,000	74,968
Bank of Nova Scotia	2.050%	10/7/15	100,000	101,147
Bank of Nova Scotia	2.050%	10/30/18	125,000	125,268
Barclays Bank PLC	5.000%	9/22/16	170,000	181,226
Citigroup Inc.	5.500%	9/13/25	110,000	121,965
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	170,000	172,074
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	350,000	385,493
Fifth Third Bancorp	3.625%	1/25/16	100,000	102,493
JPMorgan Chase & Co.	3.450%	3/1/16	200,000	205,339
JPMorgan Chase & Co.	6.000%	1/15/18	75,000	83,948
SunTrust Banks Inc.	3.600%	4/15/16	175,000	180,551
Wells Fargo & Co.	4.600%	4/1/21	100,000	111,418
Total Banks				2,313,248
Capital Markets — 1.2%
BlackRock Inc.	4.250%	5/24/21	125,000	137,994
Goldman Sachs Group Inc.	3.625%	2/7/16	155,000	159,082
Goldman Sachs Group Inc.	1.332%	11/15/18	150,000	151,612	(a)
Morgan Stanley	5.000%	11/24/25	70,000	74,792
State Street Corp.	3.700%	11/20/23	65,000	68,422
Total Capital Markets				591,902
Consumer Finance — 0.3%
Toyota Motor Credit Corp.	2.000%	9/15/16	125,000	127,319
Diversified Financial Services — 1.3%
Intercontinental Exchange Inc.	2.500%	10/15/18	45,000	45,861
Intercontinental Exchange Inc.	4.000%	10/15/23	125,000	131,821
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	200,000	294,738
NYSE Euronext	2.000%	10/5/17	140,000	141,287
Total Diversified Financial Services				613,707
Insurance — 0.3%
Aflac Inc.	4.000%	2/15/22	130,000	138,187
Real Estate Investment Trusts (REITs) — 1.4%
Digital Realty Trust LP.	5.250%	3/15/21	50,000	54,834
Government Properties Income Trust	3.750%	8/15/19	55,000	55,891
HCP Inc.	2.625%	2/1/20	250,000	247,695
Health Care REIT Inc	3.625%	3/15/16	125,000	128,690
Hospitality Properties Trust	4.650%	3/15/24	100,000	102,614

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
9

Schedule of investments (cont'd)

December 31, 2014

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Real Estate Investment Trusts (REITs) — continued
Simon Property Group LP	4.125%	12/1/21	$85,000	$92,599
Total Real Estate Investment Trusts (REITs)				682,323
Total Financials				4,466,686
Health Care — 2.0%
Biotechnology — 0.5%
Gilead Sciences Inc.	3.050%	12/1/16	110,000	114,195
Gilead Sciences Inc.	4.500%	4/1/21	125,000	139,052
Total Biotechnology				253,247
Health Care Equipment & Supplies — 0.7%
Medtronic Inc.	3.000%	3/15/15	70,000	70,313
Medtronic Inc.	4.125%	3/15/21	200,000	216,039
Stryker Corp.	3.000%	1/15/15	65,000	65,044
Total Health Care Equipment & Supplies				351,396
Health Care Providers & Services — 0.1%
UnitedHealth Group Inc.	1.400%	10/15/17	50,000	49,985
Pharmaceuticals — 0.7%
Pfizer Inc.	1.100%	5/15/17	155,000	154,906
Wyeth LLC	5.500%	2/15/16	165,000	173,761
Total Pharmaceuticals				328,667
Total Health Care				983,295
Industrials — 0.1%
Machinery — 0.1%
Flowserve Corp.	4.000%	11/15/23	50,000	51,741
Total Industrials				51,741
Information Technology — 2.2%
Communications Equipment — 0.2%
Cisco Systems Inc.	2.125%	3/1/19	125,000	125,663
Internet Software & Services — 0.3%
eBay Inc.	1.625%	10/15/15	125,000	125,987
Semiconductors & Semiconductor Equipment — 1.0%
Altera Corp.	2.500%	11/15/18	75,000	75,547
Intel Corp.	1.350%	12/15/17	125,000	124,906
KLA-Tencor Corp.	4.125%	11/1/21	135,000	138,485
Texas Instruments Inc.	1.650%	8/3/19	150,000	146,610
Total Semiconductors & Semiconductor Equipment				485,548
Software — 0.3%
Oracle Corp.	2.800%	7/8/21	125,000	126,742
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.	2.100%	5/6/19	180,000	182,156
Total Information Technology				1,046,096

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
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1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 0.5%
Chemicals — 0.5%
Potash Corp of Saskatchewan Inc.	5.875%	12/1/36	$200,000	$247,641
Total Materials				247,641
Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
Verizon Communications Inc.	1.991%	9/14/18	55,000	57,265	(a)
Verizon Communications Inc.	6.350%	4/1/19	150,000	173,979
Total Diversified Telecommunication Services				231,244
Total Telecommunication Services				231,244
Total Corporate Bonds (Cost — $8,228,512)				8,590,992
Mortgage Backed Securities — 1.3%
Federal Home Loan Mortgage Corporation — 0.7%
Freddie Mac Gold Pool, C91417	3.500%	1/1/32	94,533	99,528
Freddie Mac Gold Pool, A35826	5.000%	7/1/35	73,917	81,571
Freddie Mac Gold Pool, A49479	5.000%	6/1/36	62,501	68,989
Freddie Mac Gold Pool, A65694	6.000%	9/1/37	73,015	82,680
Total FHLMC				332,768
Federal National Mortgage Association — 0.6%
Fannie Mae Pool, 555487	5.000%	5/1/18	44,953	47,400
Fannie Mae Pool, 896885	6.000%	6/1/22	13,043	14,124
Fannie Mae Pool, 995262	5.500%	1/1/24	55,676	61,224
Fannie Mae Pool, 891596	5.500%	6/1/36	58,728	65,634
Fannie Mae Pool, 900936	6.500%	2/1/37	21,365	24,352
Fannie Mae Pool, 946594	6.000%	9/1/37	67,319	76,404
Total FNMA				289,138
Total Mortgage Backed Securities (Cost — $563,477)				621,906
US Government & Agency Obligations — 7.5%
U.S. Government Agencies — 3.6%
Federal Farm Credit Banks (FFCB)	2.070%	9/27/21	125,000	123,106
Federal Home Loan Mortgage Corp (FHLMC)	2.000%	8/25/16	130,000	133,136
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	120,000	130,654
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	75,000	73,411
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/22	560,000	566,130
Federal National Mortgage Association (FNMA)	1.150%	12/12/18	150,000	147,297
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	542,869
Total U.S. Government Agencies				1,716,603
U.S. Obligations — 3.9%
United States Treasury Note/Bond	4.250%	11/15/17	135,000	147,235
United States Treasury Note/Bond	2.250%	11/30/17	70,000	72,395

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Schedule of investments (cont'd)

December 31, 2014

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Obligations — continued
United States Treasury Note/Bond	3.625%	8/15/19	$190,000	$207,293
United States Treasury Note/Bond	2.625%	8/15/20	545,000	569,185
United States Treasury Note/Bond	7.875%	2/15/21	140,000	189,153
United States Treasury Note/Bond	3.125%	5/15/21	50,000	53,660
United States Treasury Note/Bond	6.250%	8/15/23	50,000	66,578
United States Treasury Note/Bond	3.500%	2/15/39	176,000	202,194
United States Treasury Note/Bond	4.375%	11/15/39	242,000	317,360
Total U.S. Government Obligations				1,825,053
Total U.S .Government & Agency Obligations (Cost — $3,260,209)				3,541,656
Total Investments — 98.2% (Cost — $33,690,264)				46,594,019
Other Assets in Excess of Liabilities — 1.8%				861,835
Total Net Assets — 100.0%				$47,455,854

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at year end.

Abbreviations used in this schedule:

ADR   — American Depositary Receipts

The Accompanying Notes are an Integral Part of the Financial Statements.

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Statement of assets and liabilities

December 31, 2014

Assets:
Investments in securities at value (cost $33,690,264)	$46,594,019
Cash	848,290
Dividends and interest receivable	139,537
Prepaid expenses	1,165
Total Assets	47,583,011
Liabilities:
Payable for fund shares repurchased	38,547
Investment management fee payable	29,193
Trustees' fees payable	3,041
Accrued other expenses	56,376
Total Liabilities	127,157
Net Assets	$47,455,854
Components of Net Assets:
Paid-in capital ($.00001 per value with an unlimited number of shares authorized)	$34,502,481
Undistributed net investment income	37,378
Accumulated net realized gain on investments	12,240
Net unrealized appreciation on investments	12,903,755
Net Assets	$47,455,854
Total Fund:
Net Assets	$47,455,854
Shares Issued and Outstanding	1,594,469
Net Asset Value, Redemption Price and Offering Price Per Share	$29.76

The Accompanying Notes are an Integral Part of these Financial Statements.

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Statement of operations

For the Year Ended December 31, 2014

Investment Income:
Dividend income (Net of foreign tax of $5,111)	$458,830
Interest income	387,878
Total Investment Income	846,708
Expenses:
Advisory fees (Note 3)	335,172
Shareholder reporting fees	28,158
Legal fees	19,915
Audit fees	17,093
Administration and fund accounting fees	15,941
Transfer agent fees and expenses	8,037
Trustees' fees	6,460
Insurance fees	2,076
Compliance fee	855
Custody fees	1,350
Miscellaneous	6,341
Total Expenses	441,398
Expenses waived by the Adviser	(1,592)
Net Expenses	439,806
Net Investment Income	406,902
Realized and Unrealized Gain on Investments:
Net realized gain on investments	5,684,476
Net change in unrealized appreciation/depreciation on investments	(1,853,753)
Net Realized and Unrealized Gain on Investments	3,830,723
Net Increase in Net Assets Resulting from Operations	$4,237,625

The Accompanying Notes are an Integral Part of these Financial Statements.

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Statements of changes in net assets

For the years ended December 31,	2014	2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$406,902	$451,053
Net realized gain on investments	5,684,476	4,246,494
Net change in unrealized appreciation/depreciation on investments	(1,853,753)	3,480,962
Net Increase in Net Assets Resulting From Operations	4,237,625	8,178,509
Distributions to Shareholders:
Net investment income	(406,322)	(400,001)
Net realized gains	(5,399,554)	—
Total Distributions to Shareholders	(5,805,876)	(400,001)
Capital Transactions:
Net proceeds from shares sold	343,865	372,645
Reinvestment of distributions	5,805,875	400,001
Cost of shares repurchased	(5,862,497)	(6,136,884)
Net Increase (Decrease) in Net Assets From Capital Transactions	287,243	(5,364,238)
Total Increase (Decrease) in Net Assets	(1,281,008)	2,414,270
Net Assets:
Beginning of year	48,736,862	46,322,592
End of year	$47,455,854	$48,736,862
Undistributed net investment income	$37,378	$15,813
Capital Share Transactions:
Shares sold	10,723	13,030
Shares reinvested	192,992	13,162
Shares repurchased	(183,403)	(213,575)
Net Increase (Decrease) in Shares Outstanding	20,312	(187,383)

The Accompanying Notes are an Integral Part of these Financial Statements.

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Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

	2014	2013	2012	2011	2010
Net asset value, beginning of year	$30.96	$26.30	$24.11	$24.40	$22.04
Income (loss) from investment operations:
Net investment income[1]	0.27	0.27	0.30	0.27	0.26
Net realized and unrealized gain (loss) on investments	2.64	4.64	2.28	(0.28)	2.42
Total income (loss) from investment operations	2.91	4.91	2.58	(0.01)	2.68
Less distributions:
From net investment income	(0.28)	(0.25)	(0.39)	(0.28)	(0.32)
From net realized gain on investments	(3.83)	—	—	—	—
Total distributions	(4.11)	(0.25)	(0.39)	(0.28)	(0.32)
Net asset value, end of year	$29.76	$30.96	$26.30	$24.11	$24.40
Total return[2]	9.30%	18.71%	10.71%	(0.02)%[3]	12.15%[3]
Supplemental data and ratios:
Net assets, end of year (in thousands)	$47,456	$48,737	$46,323	$49,459	$60,865
Ratios to average net assets
Gross expenses	0.94%	0.89%	0.93%	0.95%	0.97%
Net expenses[4,5]	0.92[6]	0.89	0.93	0.93[6]	0.96[6]
Net investment income	0.85	0.95	1.16	1.11	1.14
Portfolio turnover rate	26%	25%	21%	33%	30%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.14)% and 12.01% for the years ended December 31, 2011 and December 31, 2010, respectively.

4  Effective November 10, 2014, the Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

5  The impact of compensating balance arrangements, if any, was less than 0.01%.

6  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

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Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

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Notes to financial statements (cont'd)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*:
Common Stocks	$33,204,128	$—	$—	$33,204,128
Asset Backed Securities	—	231,593	—	231,593
Collateralized Mortgage Obligations	—	403,744	—	403,744
Corporate Bonds	—	8,590,992	—	8,590,992
Mortgage Backed Securities	—	621,906	—	621,906
U.S. Government & Agency Obligations	—	3,541,656	—	3,541,656
Total long-term investments	$33,204,128	$13,389,891	$—	$46,594,019
Total investments	$33,204,128	$13,389,891	$—	$46,594,019

*  See Schedule of Investments for additional detailed categorizations.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at year end. There were no level 3 securities held at year end.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian, acting on the Fund's behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the

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repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued

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Notes to financial statements (cont'd)

interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
20

tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel and served as sub-advisor to the Predecessor Fund. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Fund, and Western Asset Management managed the Predecessor Fund's cash and short-term investments. Prior to the reorganization, the investment management fee paid was 0.71% of the Predecessor Fund's net assets. See Note 1.

Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the total annual operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day, in the Fund's Adviser total annual operating expenses exceeding the expense cap or any other lower limit then in effect. For the year ended December 31, 2014, the Adviser waived $1,592.

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Notes to financial statements (cont'd)

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. The Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

U.S. Bank, N.A., serves as the Fund's custodian, and Quasar Distributors, LLC, an affiliate of USBFS, serves as the Fund's distributor and principal underwriter.

Note 4. Investment transactions

During the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$10,971,067	$913,395
Sales	15,839,661	400,000

Note 5. Income tax information and distributions to shareholders

At December 31, 2014, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$33,707,820
Gross tax unrealized appreciation	13,474,974
Gross tax unrealized depreciation	(588,775)
Net tax unrealized appreciation on investments	12,886,199
Undistributed ordinary income	74,906
Undistributed long-term capital gains	29,796
Other accumulated earnings	(37,528)
Total accumulated earnings	$12,953,373

The Fund utilized $231,624 of capital loss carryforward available from prior years. As of December 31, 2014, the Fund has no capital loss carryforward balance.

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The tax character of distributions paid during the fiscal years ended December 31, 2014 and December 31, 2013, was as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Distribution Paid From:
Ordinary Income	$406,322	$400,001
Net Long Term Capital Gains	5,399,554	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown losses on mortgage and asset-backed securities. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2014, the following table shows the reclassifications made:

	Paid-In-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
1919 Variable Socially Responsive Balanced Fund	—	$20,985	$(20,985)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

Note 7. Change in independent registered public accounting firm

KPMG, LLP served as the independent registered public accounting firm for the Predecessor Fund to audit the financial statements for the fiscal year ending December 31, 2013.

The Trust engaged BBD, LLP on November 10, 2014, as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending December 31, 2014.

The report of KPMG, LLP on the financial statements of the Predecessor Fund for the fiscal year ended December 31, 2013, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with the Predecessor Fund's audit for the fiscal year ended December 31, 2013, there have been no disagreements with KPMG, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, LLP would have caused them to make reference thereto in their report on the financial statements for such periods.

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23

Report of independent registered public accounting firm

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of 1919 Variable Socially Responsive Balanced Fund

We have audited the accompanying statement of assets and liabilities of the 1919 Variable Socially Responsive Balanced Fund (formerly known as Legg Mason Investment Council Variable Social Awareness Portfolio) (the "Fund"), a series of shares of beneficial interest in the Trust for Advised Portfolios, including the schedule of investments as of December 31, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2013 and financial highlights for each of the years in the four year period ended December 31, 2013 were audited by other auditors whose report dated February 14, 2014, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1919 Variable Socially Responsive Balanced Fund as of December 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

  BBD, LLP

Philadelphia, Pennsylvania
February 17, 2015

1919 Variable Socially Responsive Balanced Fund 2014 Annual Report
24

Other Information (unaudited)

December 31, 2014

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the year ended June 30, 2014 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2014, was 98.02%.

1919 Variable Socially Responsive Balanced Fund
25

Approval of Investment Advisory Agreement for the
1919 Variable Socially Responsive Balanced Fund
(unaudited)

At a meeting held on August 11-12, 2014, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all Trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), approved a new investment advisory agreement ("Advisory Agreement") with 1919 Investment Counsel, LLC (the "Adviser" or "1919") for the 1919 Variable Socially Responsive Balanced Fund (the "Fund"), a new series of the Trust. The Advisory Agreement took effect on November 10, 2014, after shareholders of the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "LMIC Fund") approved the reorganization of the LMIC Fund into the Fund. Ahead of the August meeting, the Board received and reviewed information regarding the Fund, the Adviser, and the services to be provided by the Adviser to the Fund under the Advisory Agreement and generally observed that those services would be substantially identical to the services currently provided to the LMIC Fund under the prior arrangement with the Adviser.

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees took into account that the portfolio management services previously provided when 1919 served as sub-adviser to the LMIC Fund will be identical to those to be provided by 1919. The Board reviewed the proposed services that 1919 would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management. The Board considered 1919's specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund, and that each of the LMIC Fund's portfolio managers remained with 1919 after the reorganization.

•  The Board considered the past performance of the LMIC Fund, since the Fund would retain the performance of the LMIC Fund. The Trustees also considered the structure of the compliance procedures and the trading capability of 1919. The Board concluded that 1919 had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

1919 Variable Socially Responsive Balanced Fund
26

•  The Trustees then considered the anticipated cost of the proposed services and the proposed structure and level of the advisory fees. The Trustees noted that there were no proposed redemption fees for the Fund and that there was only one class of shares, as the Fund was only available to investors through qualifying variable insurance products. The Trustees noted that the Fund proposed entering into an Operating Expenses Limitation Agreement with the Trust on behalf of the Fund, whereby 1919 would limit the Fund's expenses, excluding acquired fund fees and expenses, interest expense, and dividends on securities sold short and extraordinary expenses which were the same as the expense limitations under the LMIC Fund. The Trustees also considered that the variable Socially Responsive Balanced Fund would have a lower effective investment advisory fee than the LMIC Fund. The Trustees considered the Fund's proposed investment advisory fee schedule in comparison to the range of advisory fees charged by comparable funds, noting that the Fund's fee was within the range charged by such comparable funds. After discussing other questions and reviewing the materials that were provided by 1919, the Trustees concluded that the fees to be received by 1919 were fair and reasonable.

•  The Trustees discussed the likely overall profitability of 1919 from managing the Fund. In assessing profitability, the Trustees reviewed 1919's financial information provided in the Board materials and took into account both the likely direct and indirect benefits to 1919 from managing the Fund. The Trustees concluded that 1919's profit from managing the Fund would likely not be excessive and, after review of relevant financial information, 1919 appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund. The Trustees considered that 1919 had significant experience advising the Fund and that the portfolio managers and strategies for the Fund would remain. They further considered whether 1919 would be prepared to assume the role of investment adviser rather than its current role as sub-adviser, and concluded that based on its experience as sub-adviser to the Fund and association with Stifel, 1919 would be able to assume that role.

•  The Trustees considered the current asset levels of the existing funds and whether 1919 would realize economies of scale in the management of the Fund as it grows in size. The Trustees noted 1919's willingness to monitor the Fund and share any such economies should they develop in the future. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

1919 Variable Socially Responsive Balanced Fund
27

Trustee and Officer Information (unaudited)

December 31, 2014

Non-Interested Trustees:

John Chrystal
615 E. Michigan Street
Milwaukee, WI 53202
Age	56
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J.
615 E. Michigan Street
Milwaukee, WI 53202
Age	71
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None
David S. Krause
615 E. Michigan Street
Milwaukee, WI 53202
Age	60
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None

1919 Variable Socially Responsive Balanced Fund
28

Non-Interested Trustees cont'd

Harry E. Resis
615 E. Michigan Street
Milwaukee, WI 53202
Age	69
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2012
Principal occupation(s) during past 5 years	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None

Interested Trustee:

Ian Martin
615 E. Michigan Street
Milwaukee, WI 53202
Age	46
Position(s) held with Trust	Trustee[2]
Term of office[1] and length of time served	Since 2013
Principal occupation(s) during past 5 years	Executive Vice President, U.S. Bancorp Fund Services, LLC
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee	None

Officers:

Christopher E. Kashmerick[3]
615 E. Michigan Street
Milwaukee, WI 53202
Age	40
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A

1919 Variable Socially Responsive Balanced Fund
29

Trustee and Officer Information (unaudited) (cont'd)

December 31, 2014

Officers cont'd

Steven J. Jensen
615 E. Michigan Street
Milwaukee, WI 53202
Age	57
Position(s) held with Trust	Vice President, Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008 – 2011).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A
Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Age	34
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A
Wendy M. Barron
615 E. Michigan Street
Milwaukee, WI 53202
Age	36
Position(s) held with Trust	Assistant Treasurer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008 – present)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A

1919 Variable Socially Responsive Balanced Fund
30

Officers cont'd

Jeanine M. Bajczyk, Esq.
615 E. Michigan Street
Milwaukee, WI 53202
Age	49
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee	N/A

1  Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

2  Mr. Martin is an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust's distributor.

3  Though Mr. Kashmerick is the President of the Trust, he is not a Trustee and has no voting authority.

The Fund's Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling (844) 886-9704.

1919 Variable Socially Responsive Balanced Fund
31

1919

Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
100 International Drive, 5th Floor
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, David S. Krause and Harry E. Resis are the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

1919 Financial Services Fund

	BBD, LLP	KPMG, LLP
	FYE 12/31/2014	FYE 3/31/2014
Audit Fees	$12,000	$23,105
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$6,700
All Other Fees	N/A	N/A

2

1919 Maryland Tax-Free Income Fund

	BBD, LLP	PWC, LLP
	FYE 12/31/2014	FYE 3/31/2014
Audit Fees	$17,000	$33,703
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$4,285
All Other Fees	N/A	$180

1919 Socially Responsive Balanced Fund

	BBD, LLP	KPMG, LLP
	FYE 12/31/2014	FYE 1/31/2014*
Audit Fees	$14,000	$24,609
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$2,610
All Other Fees	N/A	N/A

1919 Variable Socially Responsive Balanced Fund

	BBD, LLP	KPMG, LLP
	FYE 12/31/2014	FYE 12/31/2013*
Audit Fees	$14,000	$24,184
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$2,570
All Other Fees	N/A	N/A

*Audit and tax fees are an approximate based on prior regulatory filing.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1919 Financial Services Fund

	BBD, LLP	KPMG, LLP
	FYE 12/31/2014	FYE 3/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Maryland Tax-Free Income Fund

	BBD, LLP	PWC, LLP
	FYE 12/31/2014	FYE 3/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

3

1919 Socially Responsive Balanced Fund

	BBD, LLP	KPMG, LLP
	FYE 12/31/2014	FYE 1/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Variable Socially Responsive Balanced Fund

	BBD, LLP	KPMG, LLP
	FYE 12/31/2014	FYE 12/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

1919 Financial Services Fund

	BBD, LLP	KPMG, LLP
Non-Audit Related Fees	FYE 12/31/2014	FYE 3/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Maryland Tax-Free Income Fund

	BBD, LLP	PWC, LLP
Non-Audit Related Fees	FYE 12/31/2014	FYE 3/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	$288,000

1919 Socially Responsive Balanced Fund

	BBD, LLP	KPMG, LLP
Non-Audit Related Fees	FYE 12/31/2014	FYE 1/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

4

1919 Variable Socially Responsive Balanced Fund

	BBD, LLP	KPMG, LLP
Non-Audit Related Fees	FYE 12/31/2014	FYE 12/31/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

5

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	3/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	3/11/15

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	3/11/15

7